UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07143

T. Rowe Price Equity Series, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Item 1. Schedule of Investments

Equity Series	March 31, 2013

T. Rowe Price Equity Income Portfolio

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	Value
COMMON STOCKS 93.7%		
CONSUMER DISCRETIONARY 10.0%		
Auto Components 0.6%		
Johnson Controls	177,300	6,218
		6,218
Automobiles 0.5%		
Ford Motor	415,300	5,461
		5,461
Distributors 0.6%		
Genuine Parts	79,650	6,213
		6,213
Hotels, Restaurants & Leisure 0.4%		
Carnival	145,500	4,990
		4,990
Household Durables 0.2%		
Whirlpool	18,600	2,203
		2,203
Leisure Equipment & Products 1.5%		
Hasbro	97,700	4,293
Mattel	272,300	11,924
		16,217
Media 3.9%		
Cablevision, Class A	272,700	4,080
Comcast, Class A	134,500	5,650
Madison Square Garden (1)	86,100	4,959
New York Times, Class A (1)	289,800	2,840
Time Warner	235,666	13,579
Walt Disney	165,600	9,406

Personal Products 0.8%		
Avon	417,400	8,653
		8,653
Total Consumer Staples		62,321
ENERGY 13.9%		
Energy Equipment & Services 1.6%		
Diamond Offshore Drilling	113,300	7,881
Schlumberger	135,000	10,110
		17,991
Oil, Gas & Consumable Fuels 12.3%		
Anadarko Petroleum	131,000	11,456
Apache	206,400	15,926
BP, ADR	135,796	5,751
Chevron	221,052	26,265
ConocoPhillips	69,000	4,147
CONSOL Energy	216,300	7,279
ExxonMobil	249,822	22,511
Hess	164,800	11,801
Murphy Oil	190,000	12,109
Petrobras, ADR	145,300	2,408
Royal Dutch Shell, ADR	239,700	15,619
		135,272
Total Energy		153,263
FINANCIALS 20.5%		
Capital Markets 2.4%		
Bank of New York Mellon	231,200	6,471
Legg Mason	260,600	8,378
Northern Trust	185,400	10,116

Real Estate Investment Trusts (REITs) 0.8%		
Weyerhaeuser, REIT	270,792	8,497
		8,497
Total Financials		225,421
HEALTH CARE 7.0%		
Health Care Providers & Services 0.5%		
Quest Diagnostics	91,500	5,165
		5,165
Life Sciences Tools & Services 1.6%		
Agilent Technologies	93,900	3,941
Thermo Fisher Scientific	185,700	14,204
		18,145
Pharmaceuticals 4.9%		
Bristol-Myers Squibb	241,900	9,964
Hospira (1)	48,200	1,582
Johnson & Johnson	190,800	15,556
Merck	273,400	12,093
Pfizer	506,114	14,606
		53,801
Total Health Care		77,111
INDUSTRIALS & BUSINESS SERVICES 14.2%		
Aerospace & Defense 3.2%		
Boeing	109,700	9,418
Harris	184,900	8,568
Honeywell International	171,600	12,930
Lockheed Martin	48,700	4,701
		35,617

Air Freight & Logistics 1.0%		
UPS, Class B	129,000	11,081
		11,081
Airlines 0.9%		
United Continental (1)	308,900	9,888
		9,888
Building Products 0.9%		
Masco	299,400	6,063
USG (1)	128,200	3,389
		9,452
Electrical Equipment 1.6%		
Eaton	91,916	5,630
Emerson Electric	213,500	11,928
		17,558
Industrial Conglomerates 4.0%		
3M	139,100	14,788
GE	1,288,800	29,797
		44,585
Machinery 1.4%		
Illinois Tool Works	205,500	12,523
Ingersoll-Rand	20,600	1,133
Joy Global	31,000	1,845
		15,501
Road & Rail 1.2%		
Norfolk Southern	164,800	12,703
		12,703
Total Industrials & Business Services		156,385

INFORMATION TECHNOLOGY 8.1%

Communications Equipment 1.0%		
Cisco Systems	421,600	8,816
Nokia, ADR	597,300	1,959
		10,775
Computers & Peripherals 1.9%		
Apple	13,400	5,931
Dell	685,800	9,828
Hewlett-Packard	224,000	5,340
		21,099
Electronic Equipment, Instruments & Components 0.8%		
Corning	618,400	8,243
		8,243
IT Services 1.0%		
Computer Sciences	164,300	8,088
Western Union	214,600	3,228
		11,316
Semiconductor & Semiconductor Equipment 2.0%		
Analog Devices	172,400	8,015
Applied Materials	512,600	6,910
Texas Instruments	199,000	7,060
		21,985
Software 1.4%		
CA	103,000	2,593
Microsoft	448,800	12,840
		15,433
Total Information Technology		88,851

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Equity Income Portfolio
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Equity Series, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Equity Income Portfolio (the fund) is a diversified, open-end management investment company established by the corporation. Shares of the fund currently are offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies. The fund seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In December 2011, the Financial Accounting Standards Board issued amended guidance requiring an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2013:

There were no material transfers between Levels 1 and 2 during the period.

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2013, the cost of investments for federal income tax purposes was $912,832,000. Net unrealized gain aggregated $188,856,000 at period-end, of which $256,247,000 related to appreciated investments and $67,391,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. Rowe Price New America Growth Portfolio

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	••Shares	Value
COMMON STOCKS 93.3%		
CONSUMER DISCRETIONARY 11.5%		
Automobiles 0.3%		
Tesla Motors (1)(2)	11,200	424
		424
Diversified Consumer Services 0.6%		
Apollo Group, Class A (2)	59,200	1,030
		1,030
Hotels, Restaurants & Leisure 1.7%		
Chipotle Mexican Grill (2)	3,100	1,010
Starbucks	18,400	1,048
Tim Hortons	13,300	723
		2,781
Household Durables 1.4%		
Harman International	52,300	2,334
		2,334
Internet & Catalog Retail 0.7%		
Amazon.com (2)	4,500	1,199
		1,199
Media 3.5%		
Charter Communications, Class A (2)	6,100	636
DIRECTV (2)	32,500	1,840
Omnicom	8,800	518
Regal Entertainment Group, Class A	71,000	1,184
Walt Disney	26,500	1,505
		5,683
Multiline Retail 1.2%		
Dollar General (2)	16,300	824
Kohl's	22,500	1,038
		1,862

FINANCIALS 5.1%		
Capital Markets 0.5%		
TD Ameritrade Holding	36,600	755
		755
Commercial Banks 0.6%		
U.S. Bancorp	26,700	906
		906
Consumer Finance 0.3%		
Discover Financial	12,300	552
		552
Diversified Financial Services 2.9%		
CME Group	31,500	1,934
IntercontinentalExchange (2)	15,400	2,511
Moody's	5,100	272
		4,717
Insurance 0.3%		
Brown & Brown	16,400	525
		525
Real Estate Investment Trusts (REITs) 0.5%		
American Tower, REIT	10,300	792
		792
Total Financials		8,247
HEALTH CARE 20.2%		
Biotechnology 3.3%		
Alkermes (2)	20,900	496
Amgen	11,200	1,148
Celgene (2)	4,100	475
Elan, ADR (2)	4,100	48
Gilead Sciences (2)	44,700	2,187

ONYX Pharmaceuticals (2)	5,100	453
Vertex Pharmaceuticals (2)	8,200	451
		5,258
Health Care Equipment & Supplies 4.6%		
Baxter International	24,400	1,772
Covidien	8,200	556
DENTSPLY International	40,600	1,722
Edwards Lifesciences (2)	8,400	690
IDEXX Laboratories (2)	14,300	1,321
Intuitive Surgical (2)	400	197
Stryker	19,400	1,266
		7,524
Health Care Providers & Services 8.2%		
AmerisourceBergen	40,600	2,089
Catamaran (2)	34,700	1,840
Express Scripts Holding (2)	21,320	1,229
Henry Schein (2)	30,600	2,832
Laboratory Corporation of America (2)	32,700	2,949
UnitedHealth Group	42,100	2,409
		13,348
Life Sciences Tools & Services 4.1%		
Charles River Laboratories International (2)	21,900	969
Covance (2)	27,700	2,059
Illumina (2)	12,200	659
Thermo Fisher Scientific	38,300	2,930
		6,617
Total Health Care		32,747
INDUSTRIALS & BUSINESS SERVICES 15.4%		
Aerospace & Defense 2.5%		
Boeing	16,400	1,408
Precision Castparts	4,300	815

Trading Companies & Distributors 2.0%		
Fastenal	61,900	3,179
		3,179
Total Industrials & Business Services		25,060
INFORMATION TECHNOLOGY 31.5%		
Communications Equipment 1.0%		
Palo Alto Networks (2)	7,100	402
Qualcomm	18,400	1,232
		1,634
Computers & Peripherals 4.2%		
Apple	15,400	6,816
		6,816
Internet Software & Services 6.3%		
eBay (2)	49,700	2,695
Facebook (2)	77,529	1,983
Google, Class A (2)	5,300	4,208
LinkedIn (2)	2,800	493
Twitter, Acquisition Date: 9/13/11 Acquisition Cost $89 (2)(3)(4)	5,533	91
Xoom, Acquisition Date: 12/21/09 – 11/10/11 Acquisition Cost $334 (2)(3)	30,224	656
		10,126
IT Services 7.7%		
Amdocs	63,000	2,284
Fiserv (2)	37,600	3,302
Global Payments	47,300	2,349
Iron Mountain	81,220	2,949
MasterCard, Class A	700	379
Vantiv, Class A (2)	53,800	1,277
		12,540

Semiconductor & Semiconductor Equipment 3.3%		
Avago Technologies	20,300	729
Broadcom, Class A	33,500	1,162
Cree (2)	11,000	602
Marvell Technology Group	49,000	518
Mellanox Technologies (2)	9,200	511
Microchip Technology	34,500	1,268
Texas Instruments	17,300	614
		5,404
Software 9.0%		
Adobe Systems (2)	55,900	2,432
Commvault Systems (2)	25,600	2,099
Electronic Arts (2)	14,300	253
Fortinet (2)	51,900	1,229
Informatica (2)	20,300	700
Microsoft	28,600	818
Nuance Communications (2)	114,700	2,315
Salesforce.com (2)	14,200	2,539
ServiceNow (2)	14,400	521
TIBCO Software (2)	43,800	886
Workday (2)	6,500	400
Workday, Lock-Up Shares, Acquisition Date: 10/13/11 - 9/28/12, Acquisition Cost $78 (2)(3)	5,836	342
		14,534
Total Information Technology		51,054
MATERIALS 5.9%		
Chemicals 5.0%		
Celanese, Series A	10,200	449
Ecolab	25,000	2,005
Monsanto	24,500	2,588
Potash Corporation of Saskatchewan	57,000	2,237

Praxair	8,200	915
		8,194
Construction Materials 0.5%		
Martin Marietta Materials	7,600	775
		775
Metals & Mining 0.4%		
Eldorado Gold	61,200	583
		583
Total Materials		9,552
Total Common Stocks (Cost $109,620)		151,337
CONVERTIBLE PREFERRED STOCKS 0.2%		
INFORMATION TECHNOLOGY 0.2%		
Internet Software & Services 0.2%		
LivingSocial, Acquisition Date: 4/1/11 Acquisition Cost $302 (2)(3)(4)	53,450	31
Twitter, Series A, Acquisition Date: 9/13/11 Acquisition Cost $— (2)(3)(4)	15	—
Twitter, Series B-1, Acquisition Date: 9/13/11 Acquisition Cost $4 (2)(3)(4)	224	4
Twitter, Series B-2, Acquisition Date: 3/30/12 Acquisition Cost $66 (2)(3)(4)	4,104	67
Twitter, Series C-1, Acquisition Date: 9/13/11 Acquisition Cost $1 (2)(3)(4)	58	1
Twitter, Series C-2, Acquisition Date: 3/30/12 Acquisition Cost $18 (2)(3)(4)	1,113	18
Twitter, Series D, Acquisition Date: 9/13/11 Acquisition Cost $34 (2)(3)(4)	2,124	35
Twitter, Series F, Acquisition Date: 3/30/12 Acquisition Cost $12 (2)(3)(4)	739	12

Twitter, Series G-2, Acquisition Date: 7/28/11 Acquisition Cost $155 (2)(3)(4)	9,632	158
Total Convertible Preferred Stocks (Cost $591)		326
SHORT-TERM INVESTMENTS 6.6%		
Money Market Funds 6.6%		
T. Rowe Price Reserve Investment Fund, 0.10% (5)(6)	10,692,882	10,693
Total Short-Term Investments (Cost $10,693)		10,693
SECURITIES LENDING COLLATERAL 0.1%		
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 0.1%		
Short-Term Funds 0.1%		
T. Rowe Price Short-Term Reserve Fund, 0.11% (5)(6)	17,219	172
Total Investments through Securities Lending Program with State Street Bank and Trust Company		172
Total Securities Lending Collateral (Cost $172)		172
Total Investments in Securities		
100.2% of Net Assets (Cost $121,076)		$ 162,528

‡ Denominated in U.S. dollars unless otherwise noted.
(1) All or a portion of this security is on loan at March 31, 2013. See Note 3.
(2) Non-income producing
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $1,415 and represents 0.9% of net assets.
(4) Level 3 in fair value hierarchy. See Note 2.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depository Receipts
REIT Real Estate Investment Trust

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price New America Growth Portfolio
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Equity Series, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The New America Growth Portfolio (the fund) is a diversified, open-end management investment company established by the corporation. Shares of the fund currently are offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies. The fund seeks to provide long-term capital growth by investing primarily in the common stocks of growth companies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Guidance
In December 2011, the Financial Accounting Standards Board issued amended guidance requiring an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2013:

There were no material transfers between Levels 1 and 2 during the period.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2013. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2013, totaled $100,000 for the period ended March 31, 2013. Transfers into and out of Level 3 are reflected at the value of the financial instrument at the beginning of the period. During the period, transfers out of Level 3 were due to the fact that observable market data became available for the securities.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities as determined at the close of fund business each day; any adjustments to collateral balances resulting from changes in security values are settled the next business day. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At March 31, 2013, the value of loaned securities was $167,000; the value of cash collateral and related investments was $172,000.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2013, the cost of investments for federal income tax purposes was $121,076,000. Net unrealized gain aggregated $41,452,000 at period-end, of which $43,302,000 related to appreciated investments and $1,850,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. Rowe Price Personal Strategy Balanced Portfolio

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/$ Par	Value
COMMON STOCKS 57.7%		
CONSUMER DISCRETIONARY 8.8%		
Auto Components 0.4%		
Aisin Seiki (JPY)	3,700	137
Autoliv, GDR (SEK)	919	63
Gentex	400	8
GKN (GBP)	36,617	147
Koito Manufacturing (JPY)	1,800	31
Strattec Security	100	3
TRW (1)	5,200	286
		675
Automobiles 0.8%		
BMW (EUR)	1,824	157
General Motors (1)	8,800	245
Harley-Davidson	4,100	219
Honda (JPY)	6,100	235
Nissan Motor (JPY)	8,500	82
Tesla Motors (1)	70	3
Toyota Motor (JPY)	6,000	309
		1,250
Distributors 0.0%		
Pool	537	26
		26
Diversified Consumer Services 0.1%		
Apollo Group, Class A (1)	7,200	125
Benesse Holdings (JPY)	1,600	68
		193
Hotels, Restaurants & Leisure 1.7%		
BJ's Restaurants (1)	660	22
Brinker	800	30
Carnival	15,700	539

Chipotle Mexican Grill (1)	700	228
Compass Group (GBP)	13,103	167
Jack In the Box (1)	1,300	45
Las Vegas Sands	8,300	468
Marriott, Class A	3,805	161
McDonald's	50	5
Red Robin Gourmet Burgers (1)	500	23
Sonic (1)	1,705	22
Starbucks	11,100	632
Starwood Hotels & Resorts Worldwide	6,200	395
The Cheesecake Factory	700	27
Tim Hortons	200	11
Yum! Brands	700	50
		2,825
Household Durables 0.2%		
Ethan Allen Interiors	100	3
Lennar, Class A (2)	100	4
Meritage (1)	700	33
PDG Realty (BRL)	24,500	38
Persimmon (GBP)	13,230	215
Standard Pacific (1)	900	8
		301
Internet & Catalog Retail 1.6%		
Amazon.com (1)	5,700	1,519
Expedia	800	48
HSN	650	36
Liberty Interactive (1)	1,800	38
priceline.com (1)	1,350	929
		2,570
Leisure Equipment & Products 0.1%		
Brunswick	2,400	82

Nikon (JPY) (2)	4,000	94
		176
Media 1.5%		
Charter Communications (1)	1,300	135
Comcast, Class A	2,300	97
Comcast, Special Class A	5,900	234
Discovery Communications, Class C (1)	7,950	553
Eutelsat (EUR)	2,811	99
Informa (GBP)	14,626	117
Madison Square Garden (1)	375	22
Meredith	300	12
Omnicom	1,400	82
Pandora Media (1)	800	11
Scholastic	474	13
Television Broadcasts (HKD)	7,500	57
Time Warner	2,900	167
Time Warner Cable, Class A	2,700	259
Walt Disney	5,900	335
WPP (GBP)	18,190	290
		2,483
Multiline Retail 0.5%		
Dollar Tree (1)	1,800	87
Kohl's	7,350	339
Lojas Renner (BRL)	1,900	71
Parkson Retail (HKD) (2)	82,000	49
PPR (EUR)	1,026	225
		771
Specialty Retail 0.9%		
American Eagle Outfitters	600	11
ANN (1)	1,180	34
Chico's	900	15
Christopher & Banks (1)	475	3
Express (1)	1,200	21

Five Below (1)	400	15
Francesca's Holdings (1)	800	23
hhgregg (1)	300	3
Hibbett Sports (1)	410	23
Home Depot	4,200	293
Kingfisher (GBP)	29,706	130
L Brands	4,200	188
Lowe's	6,500	246
MarineMax (1)	600	8
Monro Muffler Brake	750	30
O'Reilly Automotive (1)	2,700	277
Pier 1 Imports	900	21
Ross Stores	1,700	103
rue21 (1)	600	18
Stage Stores	300	8
Tiffany	200	14
Zhongsheng Group Holdings (HKD)	54,500	66
Zumiez (1)	1,000	23
		1,573
Textiles, Apparel & Luxury Goods 1.0%		
Fossil (1)	3,100	299
Lululemon Athletica (1)	1,100	69
Michael Kors Holdings (1)	2,300	131
Nike, Class B	3,500	206
PVH	2,600	278
Quiksilver (1)	3,900	24
Ralph Lauren	2,000	339
Richemont, Class A (CHF)	3,114	244
Tumi Holdings (1)	1,100	23
Under Armour (1)	50	2
Vera Bradley (1)	100	2
		1,617
Total Consumer Discretionary		14,460

CONSUMER STAPLES 3.2%		
Beverages 0.5%		
Anheuser-Busch InBev, ADR	300	30
Coca-Cola	500	20
Dr Pepper Snapple	3,900	183
Kirin Holdings (JPY)	10,000	161
Monster Beverage (1)	1,000	48
PepsiCo	1,500	119
Pernod Ricard (EUR)	1,909	238
		799
Food & Staples Retailing 0.7%		
Costco Wholesale	950	101
CVS Caremark	3,100	171
FamilyMart (JPY)	3,100	142
Fresh Market (1)	700	30
Kroger	1,100	36
Tesco (GBP)	61,584	357
The Pantry (1)	320	4
Wal-Mart	2,050	153
Whole Foods Market	2,800	243
		1,237
Food Products 1.1%		
Annie's (1)	200	8
Archer-Daniels-Midland	5,700	192
Flowers Foods	500	17
General Mills	3,700	182
Green Mountain Coffee (1)	2,400	136
Kellogg	2,300	148
Nestle (CHF)	9,912	717
Pinnacle Foods (1)	500	11
Seneca Foods (1)	20	1
TreeHouse Foods (1)	800	52

Unilever (GBP)	8,613	364
		1,828
Household Products 0.6%		
Energizer	1,400	139
Procter & Gamble	11,625	896
		1,035
Personal Products 0.3%		
Avon	11,600	240
Estee Lauder, Class A	200	13
L'Oreal (EUR)	1,208	192
		445
Total Consumer Staples		5,344
ENERGY 4.3%		
Energy Equipment & Services 0.6%		
C&J Energy Services (1)	700	16
Cameron International (1)	3,000	196
China Oilfield Services, H Shares (HKD)	64,000	134
FMC Technologies (1)	1,100	60
Forum Energy Technologies (1)	500	14
Gulf Island Fabrication	500	10
ION Geophysical (1)	1,400	9
Key Energy Services (1)	1,200	10
Saipem (EUR)	2,282	70
Schlumberger	5,300	397
SEACOR Holdings	500	37
Superior Energy (1)	267	7
WorleyParsons (AUD)	2,011	52
		1,012
Oil, Gas & Consumable Fuels 3.7%		
Anadarko Petroleum	600	52
Apache	4,300	332

Approach Resources (1)	300	7
Beach Energy (AUD)	83,582	123
BG Group (GBP)	9,724	167
Bill Barrett (1)	1,200	24
BP	1,600	68
Cabot Oil & Gas	400	27
Chesapeake Energy (2)	3,500	71
Chevron	3,300	392
Cimarex Energy	1,100	83
Clayton Williams Energy (1)	300	13
Cloud Peak Energy (1)	1,200	23
Concho Resources (1)	500	49
CONSOL Energy	2,600	87
Contango Oil & Gas	450	18
Eni (EUR)	14,568	327
EOG Resources	2,000	256
EQT	2,400	163
Forest Oil (1)	400	2
GeoMet (1)	1,300	—
Goodrich Petroleum (1)	900	14
Hess	800	57
Lone Pine Resources (1)	428	1
Matador Resources (1)	1,100	10
Newfield Exploration (1)	3,600	81
Oasis Petroleum (1)	1,400	53
Petrobras, ADR	3,200	58
Phillips 66	12,800	896
Pioneer Natural Resources	4,000	497
Range Resources	2,700	219
Royal Dutch Shell, B Shares (GBP)	2,918	97
Royal Dutch Shell, B Shares, ADR	6,000	401
Solazyme (1)	500	4
Southwestern Energy (1)	5,900	220
Spectra Energy	1,600	49
Statoil (NOK)	10,662	258

Swift Energy (1)	700	10
Valero Energy	12,900	587
Westmoreland Coal (1)	300	3
Williams Companies	6,700	251
		6,050
Total Energy		7,062

FINANCIALS 10.5%

Capital Markets 2.2%

Ameriprise Financial	3,120	230
Artisan Partners Asset Management (1)	100	4
Close Brothers Group (GBP)	2,894	46
Cohen & Steers	600	22
Credit Suisse (CHF)	6,250	164
Deutsche Bank (EUR)	2,204	86
E*TRADE Financial (1)	2,700	29
Financial Engines	900	32
Franklin Resources	4,300	648
GAM Holding (CHF)	7,586	128
Goldman Sachs	750	110
Invesco	18,300	530
Lazard	2,600	89
Macquarie Group (AUD)	4,391	170
Morgan Stanley	19,500	428
Northern Trust	2,400	131
Piper Jaffray (1)	200	7
Pzena Investment Management, Class A	100	1
State Street	8,300	490
Stifel Financial (1)	107	4
TD Ameritrade Holding	12,400	256
Waddell & Reed Financial, Class A	500	22
		3,627

Commercial Banks 2.6%		
Australia & New Zealand Banking (AUD)	11,015	327
Banco Santander Brasil, ADR	15,900	115
Bancorp South	200	3
BankUnited	900	23
Barclays, ADR	17,900	318
Capital Bank Financial, Class A (1)	900	15
DBS Group (SGD)	13,675	176
DNB (NOK)	17,752	260
East West Bancorp	850	22
Erste Group Bank (EUR) (1)	1,213	34
First Horizon National	2,700	29
Glacier Bancorp	1,247	24
Intesa Sanpaolo (EUR)	60,623	89
Mitsubishi UFJ Financial (JPY)	27,700	167
Nordea Bank (SEK)	10,396	118
Pinnacle Financial Partners (1)	400	9
PNC Financial Services Group	5,050	336
Prosperity Bancshares	600	28
Signature Bank (1)	600	47
Standard Chartered (GBP)	13,527	350
Sumitomo Mitsui Trust Holdings (JPY)	41,350	197
SunTrust	4,100	118
Svenska Handelsbanken, Class A (SEK) (2)	4,058	173
Swedbank (SEK) (2)	8,818	201
Synovus Financial	2,800	8
TCF Financial	1,000	15
Texas Capital Bancshares (1)	700	28
The Bank of Yokohama (JPY)	9,600	56
U.S. Bancorp	18,500	628
Unicredit (EUR) (1)	14,972	64
Valley National Bancorp	1,365	14
Washington Trust Bancorp	400	11
Wells Fargo	7,400	274

WestAmerica Bank	450	20
Western Alliance Bancorp (1)	1,450	20
Zions Bancorporation	700	18
		4,335
Consumer Finance 0.6%		
American Express	7,450	503
Capital One Financial	5,700	313
Green Dot, Class A (1)	100	2
SLM Corporation	9,450	193
		1,011
Diversified Financial Services 1.7%		
Bank of America	34,200	417
BM&FBOVESPA (BRL)	13,600	91
Challenger (AUD)	11,204	45
Citigroup	4,000	177
Deutsche Boerse (EUR)	1,665	101
ING Groep, GDS (EUR) (1)	7,013	50
IntercontinentalExchange (1)	1,000	163
JPMorgan Chase	29,550	1,402
Mitsubishi UFJ Lease & Finance (JPY)	15,800	83
Moody's	4,600	245
		2,774
Insurance 2.3%		
AIA Group (HKD)	38,800	170
Allianz (EUR)	1,231	167
Allstate	5,100	250
Assured Guaranty	7,973	164
AXA (EUR)	15,363	264
Brown & Brown	200	6
Enstar (1)	50	6
Fortegra Financial (1)	500	4
HCC Insurance Holdings	700	29
Infinity Property & Casualty	800	45

Kemper	400	13
Markel (1)	50	25
Marsh & McLennan	10,200	387
MetLife	17,300	658
Munich Re (EUR)	1,260	236
National Financial Partners (1)	400	9
Ping An Insurance Group Co of China (HKD)	12,500	97
Prudential (GBP)	5,989	97
QBE Insurance (AUD)	5,203	73
RLI	300	22
Selective Insurance	1,400	34
Sony Financial (JPY)	6,900	103
State Auto Financial	400	7
Storebrand (NOK) (1)	17,197	67
Sun Life Financial (CAD)	4,600	126
Swiss Life (CHF)	715	106
The Travelers Companies	2,600	219
Unum Group	3,700	105
XL Group	10,600	321
		3,810
Real Estate Investment Trusts (REITs) 0.9%		
Acadia Realty Trust, REIT	400	11
American Tower, REIT	9,700	746
CBL & Associates Properties, REIT	1,480	35
Chesapeake Lodging Trust, REIT	1,000	23
Colony Financial, REIT	300	7
Cousins Properties, REIT	1,044	11
DiamondRock Hospitality, REIT	3,290	31
EastGroup Properties, REIT	610	35
Equity One, REIT	800	19
First Potomac Realty Trust, REIT	700	10
Kilroy Realty, REIT	400	21
LaSalle Hotel Properties, REIT	700	18
Pebblebrook Hotel Trust, REIT	300	8

PS Business Parks, REIT	300	24
Starwood Property Trust, REIT	300	8
Unibail-Rodamco, REIT (EUR) (4)	652	152
Westfield Retail Trust, REIT (AUD)	37,191	117
Weyerhaeuser, REIT	5,064	159
		1,435
Real Estate Management & Development 0.2%		
Goldcrest Company (JPY)	1,020	25
Kerry Properties (HKD)	26,000	116
Mitsui Fudosan (JPY)	4,000	114
Zillow (1)	40	2
		257
Thrifts & Mortgage Finance 0.0%		
Capitol Federal Financial	2,352	28
MGIC Investment (1)	700	4
Radian	1,600	17
Walker & Dunlop (1)	200	4
		53
Total Financials		17,302
HEALTH CARE 8.7%		
Biotechnology 1.9%		
Achillion Pharmaceuticals (1)	300	3
Alexion Pharmaceuticals (1)	3,000	276
Alkermes (1)	800	19
AMAG Pharmaceuticals (1)	300	7
Amgen	2,950	302
Biogen Idec (1)	3,200	617
BioMarin Pharmaceutical (1)	250	16
Celgene (1)	4,900	568
CSL (AUD)	2,914	180
Cubist Pharmaceuticals (1)	600	28

Exelixis (1)	1,400	6
Gilead Sciences (1)	16,500	807
Idenix Pharmaceuticals (1)	700	2
Incyte (1)	1,820	43
Isis Pharmaceuticals (1)	500	8
ONYX Pharmaceuticals (1)	200	18
Regeneron Pharmaceuticals (1)	1,080	191
Rigel Pharmaceuticals (1)	700	5
Seattle Genetics (1)	300	11
Theravance (1)	200	5
		3,112
Health Care Equipment & Supplies 0.7%		
Accuray (1)	65	—
Analogic	250	20
Baxter International	1,800	131
Becton, Dickinson & Company	200	19
Cooper Companies	240	26
Covidien	6,550	444
Edwards Lifesciences (1)	1,270	104
Elekta, B Shares (SEK)	10,541	160
HeartWare International (1)	150	13
Integra LifeSciences (1)	100	4
Masimo	30	1
Meridian Bioscience	1,200	27
Sonova (CHF)	834	100
Steris	500	21
Stryker	1,700	111
Tornier (1)	100	2
Wright Medical Group (1)	900	22
		1,205
Health Care Providers & Services 1.5%		
Acadia Healthcare (1)	670	20
Catamaran (1)	420	22

Centene (1)	400	18
Cigna	2,900	181
Express Scripts Holding (1)	4,400	254
Fresenius (EUR)	2,105	260
HCA Holdings	3,600	146
Healthways (1)	200	2
Henry Schein (1)	150	14
LifePoint Hospitals (1)	460	22
McKesson	5,400	583
Miraca Holdings (JPY)	2,500	120
Quest Diagnostics	1,300	73
UnitedHealth Group	8,000	458
Vanguard Health Systems (1)	1,200	18
WellCare Health Plans (1)	550	32
WellPoint	2,825	187
		2,410
Health Care Technology 0.1%		
Cerner (1)	600	57
HMS Holdings (1)	1,100	30
		87
Life Sciences Tools & Services 0.6%		
Agilent Technologies	5,800	243
Bruker (1)	1,000	19
Thermo Fisher Scientific	11,600	887
		1,149
Pharmaceuticals 3.9%		
AbbVie	3,100	126
Allergan	3,000	335
Astellas Pharma (JPY)	3,900	210
AVANIR Pharmaceuticals (1)	2,200	6
Bayer (EUR)	4,751	490
GlaxoSmithKline, ADR	11,000	516
Hospira (1)	3,000	99

Johnson & Johnson	10,375	846
Medicines Company (1)	600	20
Merck	22,200	982
Optimer Pharmaceuticals (1)	200	2
Pacira Pharmaceuticals (1)	900	26
Perrigo	330	39
Pfizer	54,997	1,587
Roche Holding - Genusscheine (CHF)	1,225	285
Sanofi (EUR)	5,546	564
Takeda Pharmaceutical (JPY)	3,200	175
Valeant Pharmaceuticals International (1)	1,100	83
XenoPort (1)	500	4
Zoetis (1)	300	10
		6,405
Total Health Care		14,368
INDUSTRIALS & BUSINESS SERVICES 7.1%		
Aerospace & Defense 2.0%		
American Science Engineering	250	15
Boeing	9,300	799
Hexcel (1)	800	23
Honeywell International	10,000	754
Moog, Class A (1)	400	18
Precision Castparts	3,200	607
Raytheon	1,150	68
Rolls-Royce Holdings (GBP) (1)	12,114	208
Teledyne Technologies (1)	600	47
United Technologies	7,400	691
		3,230
Air Freight & Logistics 0.2%		
FedEx	3,800	373
Toll Holdings (AUD)	7,802	48

UTi Worldwide	700	10
		431
Airlines 0.4%		
Allegiant Travel	370	33
United Continental (1)	16,100	515
US Airways Group (1)	3,600	61
		609
Building Products 0.1%		
AAON	100	3
American Woodmark (1)	100	3
Gibraltar Industries (1)	350	6
Lennox International	800	51
Quanex Building Products	1,100	18
Simpson Manufacturing	300	9
		90
Commercial Services & Supplies 0.2%		
ARC Document Solutions (1)	1,000	3
Consolidated Graphics (1)	100	4
Horizon North Logistics (CAD)	700	4
IHS (1)	1,330	139
Knoll	1,100	20
Mine Safety Appliances	750	37
Multi-Color	620	16
Team (1)	400	17
Waste Connections	775	28
		268
Construction & Engineering 0.1%		
Aegion (1)	300	7
Bouygues (EUR)	3,302	89
Carillion (GBP)	18,881	78
Comfort Systems USA	200	3

Quanta Services (1)	411	12
		189
Electrical Equipment 0.6%		
ABB (CHF)	5,739	130
Acuity Brands	1,000	69
AZZ	620	30
Eaton	100	6
Emerson Electric	3,000	168
Encore Wire	200	7
General Cable (1)	800	29
Legrand (EUR)	3,899	170
Mitsubishi Electric (JPY)	19,000	155
Roper Industries	1,700	216
		980
Industrial Conglomerates 1.7%		
3M	3,450	367
Danaher	17,200	1,069
DCC (EUR)	3,207	113
GE	20,150	466
Hutchison Whampoa (HKD)	22,000	229
Philips Electronics (EUR)	4,842	143
SembCorp Industries (SGD)	37,509	157
Siemens (EUR)	2,174	234
		2,778
Machinery 0.3%		
Albany International	700	20
Clarcor	100	5
Colfax (1)	100	5
EnPro Industries (1)	640	33
ESCO Technologies	670	27
Flowserve	20	3
Gardner Denver	570	43
Graco	450	26

IDEX	25	1
John Bean Technologies	600	13
Luxfer Holdings, ADR	500	8
Proto Labs (1)	100	5
RBC Bearings (1)	600	30
Rexnord (1)	600	13
Standex International	200	11
Sun Hydraulics	450	15
Terex (1)	100	3
Toro	580	27
Toshiba Machine (JPY)	4,000	20
Trimas (1)	400	13
Valmont Industries	250	39
Vesuvius (GBP)	10,171	55
Watts Water Technologies, Class A	800	38
Woodward	200	8
		461
Marine 0.1%		
Maersk, Series B (DKK)	22	172
Nippon Yusen Kabushiki Kaish (JPY) (2)	5,000	13
		185
Professional Services 0.0%		
CTPartners Executive Search (1)	200	1
Kforce	1,040	17
Korn/Ferry (1)	300	5
RPX (1)	100	2
Verisk Analytics, Class A (1)	100	6
		31
Road & Rail 0.9%		
Canadian Pacific Railway	100	13
Celadon Group	700	15
Central Japan Railway (JPY)	2,000	211
CSX	8,800	217

Heartland Express	101	1
J.B. Hunt Transport Services	800	60
Kansas City Southern Industries	2,700	299
Knight Transportation	1,575	25
Landstar System	500	29
Old Dominion Freight Line (1)	100	4
Union Pacific	4,700	669
		1,543
Trading Companies & Distributors 0.5%		
Fastenal	6,700	344
H&E Equipment Services	1,100	22
Mitsubishi (JPY)	11,700	220
Mitsui (JPY)	10,600	149
W. W. Grainger	500	113
		848
Total Industrials & Business Services		11,643
INFORMATION TECHNOLOGY 8.3%		
Communications Equipment 1.0%		
Acme Packet (1)	500	15
ADTRAN	1,500	29
Alcatel-Lucent (EUR) (1)	27,775	37
Aruba Networks (1)	1,300	32
Cisco Systems	29,200	611
F5 Networks (1)	30	3
Finisar (1)	1,668	22
Harmonic (1)	700	4
Juniper Networks (1)	4,900	91
Qualcomm	11,500	770
		1,614
Computers & Peripherals 0.7%		
3-D Systems (1)	1,420	46

Apple	1,600	708
Cray (1)	1,100	26
Dell	11,800	169
EMC (1)	7,500	179
Synaptics (1)	540	22
		1,150
Electronic Equipment, Instruments & Components 0.3%		
Amphenol, Class A	400	30
Corning	9,100	121
Electro Rent	300	6
Fabrinet (1)	600	9
Hamamatsu Photonics (JPY) (2)	3,300	131
Hosiden (JPY)	3,200	19
Measurement Specialties (1)	150	6
National Instruments	650	21
Newport (1)	500	8
Nippon Electric Glass (JPY) (2)	10,000	50
Orbotech (1)	500	5
Power-One (1)	1,300	5
Rofin-Sinar Technology (1)	530	14
TE Connectivity	1,650	69
Venture (SGD)	6,000	42
		536
Internet Software & Services 2.4%		
Active Network (1)	850	4
Akamai Technologies (1)	400	14
Angie's List (1)	800	16
Baidu, ADR (1)	2,900	254
Bankrate (1)	1,300	16
eBay (1)	12,900	699
Facebook (1)	10,627	272
Google, Class A (1)	2,300	1,826
Kakaku.com (JPY) (2)	5,400	136

LinkedIn (1)	1,300	229
LivePerson (1)	700	9
OpenTable (1)	300	19
Tencent Holdings (HKD)	11,100	353
Xoom (1)	200	5
		3,852
IT Services 1.5%		
Accenture, Class A	2,100	160
Alliance Data Systems (1)	920	149
Cognizant Technology Solutions (1)	2,100	161
Fiserv (1)	1,800	158
Forrester Research	300	10
Global Payments	60	3
Jack Henry & Associates	850	39
MasterCard, Class A	1,900	1,028
NS Solutions (JPY)	1,100	21
Sapient (1)	1,000	12
Visa, Class A	4,400	747
		2,488
Office Electronics 0.1%		
Canon (JPY)	3,400	125
		125
Semiconductor & Semiconductor Equipment 1.3%		
Advanced Energy Industries (1)	1,000	18
ASML (EUR)	1,591	107
Avago Technologies	8,700	312
Broadcom, Class A	10,600	367
Cavium (1)	660	26
Diodes (1)	1,350	28
Fairchild Semiconductor, Class A (1)	500	7
GT Advanced Technologies (1)	1,550	5
Intersil Holding, Class A	460	4
Kopin (1)	1,000	4

M/A-COM Technology Solutions Holdings (1)	500	8
Mellanox Technologies (1)	250	14
Micron Technology (1)	17,200	172
PDF Solutions (1)	600	10
PMC-Sierra (1)	3,950	27
RF Micro Devices (1)	900	5
Samsung Electronics (KRW)	189	256
Semtech (1)	500	18
Silicon Laboratories (1)	400	16
STR Holdings (1)	900	2
SUMCO (JPY)	4,300	49
Supertex	300	7
Taiwan Semiconductor (TWD)	42,219	141
Texas Instruments	11,050	392
Tokyo Electron (JPY) (2)	1,800	77
TriQuint Semiconductor (1)	1,700	9
Xilinx	2,700	103
		2,184

Software 1.0%

Autodesk (1)	3,300	136
Bottomline Technologies (1)	900	26
Cadence Design Systems (1)	1,100	15
Citrix Systems (1)	470	34
Commvault Systems (1)	300	25
Concur Technologies (1)	250	17
Epiq Systems	500	7
Fleetmatics (1)	500	12
Fortinet (1)	230	6
Guidewire Software (1)	500	19
Interactive Intelligence (1)	550	25
Intuit	1,300	85
Model N (1)	100	2
Microsoft	2,900	83
Nintendo (JPY)	200	22

Oracle	8,200	265
Progress Software (1)	800	18
Proofpoint (1)	200	3
Pros Holdings (1)	600	16
Qualys (1)	600	8
RealD (1)	900	12
RealPage (1)	600	13
Red Hat (1)	4,100	207
Salesforce.com (1)	2,300	411
Silver Spring Networks (1)	100	2
Silver Spring Networks, Acquisition Date: 12/11/09 Acquisition Cost $15 (1)(3)	882	14
Software (EUR)	3,475	134
Sourcefire (1)	250	15
Splunk (1)	300	12
SS&C Technologies Holdings (1)	1,600	48
Tangoe (1)	1,000	12
		1,704
Total Information Technology		13,653

MATERIALS 3.2%

Chemicals 2.2%

Alent (GBP) (1)	10,974	63
Asahi Kasei (JPY)	24,000	162
BASF (EUR)	2,284	200
Celanese, Series A	8,000	352
Ecolab	3,700	297
Intrepid Potash	200	4
Koppers	700	31
Lyondellbasell Industries	9,400	595
Monsanto	3,000	317
Potash Corporation of Saskatchewan	4,400	173
Praxair	4,600	513
Rockwood Holdings	890	58

Senomyx	900	2
Sherwin-Williams	2,800	473
Showa Denko (JPY) (2)	24,000	36
Tosoh (JPY)	8,000	23
Umicore (EUR)	2,470	116
Wacker Chemie (EUR)	678	48
		3,463
Construction Materials 0.0%		
Eagle Materials	200	13
Martin Marietta Materials	100	10
		23
Containers & Packaging 0.1%		
Crown Cork & Seal (1)	3,900	162
Owens-Illinois (1)	2,000	54
		216
Metals & Mining 0.5%		
Agnico-Eagle Mines (CAD)	2,300	94
AK Steel	710	2
AMCOL International	500	15
Antofagasta (GBP)	4,456	67
BHP Billiton (GBP)	4,614	134
BHP Billiton (AUD)	5,773	197
Compass Minerals	300	24
Franco-Nevada (CAD)	460	21
Haynes International	440	24
Kobe Steel (JPY) (1)(2)	16,000	19
Petra Diamonds (GBP) (1)	2,910	6
Rio Tinto (AUD)	3,081	184
Schnitzer Steel, Class A	600	16
SSAB (SEK) (1)	11,730	89
Walter Energy	140	4
		896

Paper & Forest Products 0.4%		
International Paper	12,850	599
Louisiana Pacific (1)	1,900	41
		640
Total Materials		5,238
TELECOMMUNICATION SERVICES 1.6%		
Diversified Telecommunication Services 1.1%		
AT&T	28,200	1,035
Hutchison Telecommunications HK Holdings (HKD)	71,000	35
Nippon Telegraph & Telephone (JPY)	3,900	170
Premiere Global Services (1)	1,100	12
Telecom Italia (EUR)	187,801	115
Telefonica (EUR)	10,648	143
Telstra (AUD)	27,908	131
TW Telecom (1)	900	23
Ziggo (EUR)	2,071	73
		1,737
Wireless Telecommunication Services 0.5%		
America Movil, ADR	8,400	176
SBA Communications (1)	10	1
Softbank (JPY)	3,300	152
Vodafone (GBP)	6,361	18
Vodafone, ADR	17,000	483
		830
Total Telecommunication Services		2,567
UTILITIES 2.0%		
Electric Utilities 0.7%		
American Electric Power	2,500	121
Cleco	100	5
El Paso Electric	600	20

Empire District Electric	300	7
Entergy	4,200	266
Exelon	9,300	321
FirstEnergy	600	25
OGE Energy	500	35
PNM Resources	1,400	33
SSE (GBP)	11,815	266
UNS Energy	580	28
		1,127
Gas Utilities 0.0%		
Chesapeake Utilities	100	5
Southwest Gas	600	28
		33
Independent Power Producers & Energy Traders 0.6%		
AES	35,100	441
NRG Energy	20,329	539
Synthesis Energy Systems (1)	100	—
		980
Multi-Utilities 0.7%		
CenterPoint Energy	5,600	134
E.ON (EUR)	10,365	181
GDF Suez (EUR)	6,217	120
MDU Resources	11,800	295
National Grid (GBP)	16,783	195
NorthWestern	300	12
PG&E	4,000	178
		1,115
Total Utilities		3,255
Total Common Stocks (Cost $61,059)		94,892

PREFERRED STOCKS 0.2%		
CONSUMER DISCRETIONARY 0.2%		
Automobiles 0.2%		
Volkswagen (EUR)	1,469	292
Total Consumer Discretionary		292
Total Preferred Stocks (Cost $144)		292
CONVERTIBLE PREFERRED STOCKS 0.0%		
CONSUMER DISCRETIONARY 0.0%		
Internet & Catalog Retail 0.0%		
coupons.com, Acquisition Date: 6/1/11 Acquisition Cost $6 (1)(3)(4)	1,044	3
Total Consumer Discretionary		3
ENERGY 0.0%		
Oil, Gas & Consumable Fuels 0.0%		
GeoMet	327	2
Total Energy		2
FINANCIALS 0.0%		
Commercial Banks 0.0%		
Synovus Financial	500	12
Total Financials		12
INFORMATION TECHNOLOGY 0.0%		
IT Services 0.0%		
Apptio, Acquisition Date: 3/9/12, Acquisition Cost $955 (1)(3)(4)	330	6

Total Information Technology		6
Total Convertible Preferred Stocks (Cost $24)		23
CONVERTIBLE BONDS 0.0%		
Terex, 4.00%, 6/1/15	3,000	7
Total Convertible Bonds (Cost $3)		7
CORPORATE BONDS 5.7%		
Aetna, 2.75%, 11/15/22	20,000	20
Agilent Technologies, 3.20%, 10/1/22	15,000	15
Altria, 9.25%, 8/6/19	30,000	42
Altria Group, 4.75%, 5/5/21	45,000	51
AMB Property, 4.50%, 8/15/17	35,000	39
AMB Property, 6.625%, 12/1/19	30,000	36
American Airlines, 4.00%, 7/15/25 (5)	25,000	25
American International Group, 4.875%, 6/1/22	35,000	40
American International Group, 5.85%, 1/16/18	45,000	53
American International Group, 6.40%, 12/15/20	10,000	12
American Tower, 4.70%, 3/15/22	75,000	81
Ameriprise Financial, 7.30%, 6/28/19	30,000	39
Anadarko Petroleum, 6.375%, 9/15/17	35,000	42
AT&T, 6.30%, 1/15/38	75,000	90
AvalonBay Communities, 2.95%, 9/15/22	25,000	25
Avon, 5.00%, 3/15/23	15,000	15
Avon Products, 4.60%, 3/15/20	5,000	5
BAA Funding, 4.875%, 7/15/23 (5)	100,000	112
Bank of America, 2.00%, 1/11/18	55,000	55
Bank of America, 3.875%, 3/22/17	50,000	54
Bank of America, 5.625%, 7/1/20	55,000	64

Bank of America, 5.65%, 5/1/18	70,000	81
Berkshire Hathaway Finance, 4.25%, 1/15/21	45,000	51
Boardwalk Pipelines, 3.375%, 2/1/23	45,000	44
British Sky Broadcasting, 3.125%, 11/26/22 (5)	15,000	15
British Sky Broadcasting, 6.10%, 2/15/18 (5)	10,000	12
Buckeye Partners, 5.50%, 8/15/19	20,000	22
Bunge Finance, 5.90%, 4/1/17	35,000	40
Bunge Limited Finance, 4.10%, 3/15/16	20,000	21
Burlington Northern Santa Fe, 3.05%, 9/1/22	15,000	15
Burlington Northern Santa Fe, 5.05%, 3/1/41	35,000	38
C C Holdings, 3.849%, 4/15/23 (5)	100,000	101
Catholic Health Initiatives, 2.95%, 11/1/22	20,000	20
Celgene, 3.25%, 8/15/22	70,000	71
Celulosa Arauco y Constitucion, 5.125%, 7/9/13	40,000	40
Citigroup, 6.125%, 5/15/18	90,000	108
CNA Financial, 5.875%, 8/15/20	35,000	41
Comcast, 3.125%, 7/15/22	25,000	26
Comcast, 6.95%, 8/15/37	35,000	47
Conagra Foods, 3.20%, 1/25/23	55,000	55
Constellation Energy, 5.15%, 12/1/20	50,000	57
Continental Airlines, 4.15%, 10/11/25	10,000	10
Continental Airlines, 4.75%, 7/12/22	13,848	15
Continental Airlines, 7.25%, 5/10/21	13,149	15
Cox Communications, 3.25%, 12/15/22 (5)	10,000	10
Cox Communications, 8.375%, 3/1/39 (5)	30,000	44
Crown Castle Towers, 6.113%, 1/15/40 (5)	64,000	77
DCP Midstream Operating, 2.50%, 12/1/17	10,000	10
DCP Midstream Operating, 3.25%, 10/1/15	30,000	31
DCP Midstream Operating, 3.875%, 3/15/23	25,000	25
Delta Air Lines, 5.30%, 10/15/20	4,326	5

Delta Air Lines, 7.75%, 6/17/21	11,504	13
Delta Air Lines, , ETC, 4.95%, 5/23/19	8,693	10
DIRECTV Holdings, 1.75%, 1/15/18	30,000	30
DIRECTV Holdings, 2.40%, 3/15/17	55,000	57
DirecTV Holdings, 5.875%, 10/1/19	20,000	24
Discovery Communications, 3.25%, 4/1/23	20,000	20
Dominion Resources, 2.75%, 9/15/22	25,000	25
Dow Chemical, 4.25%, 11/15/20	30,000	33
Dow Chemical, 8.55%, 5/15/19	10,000	13
Duke Energy, 1.625%, 8/15/17	20,000	20
El Paso Natural Gas, 5.95%, 4/15/17	18,000	21
Energy Transfer Partners, 3.60%, 2/1/23	40,000	40
Energy Transfer Partners, 5.20%, 2/1/22	50,000	56
Enogex, 6.25%, 3/15/20 (5)	20,000	23
Ensco, 3.25%, 3/15/16	55,000	59
Enterprise Products Operations, 3.35%, 3/15/23	55,000	56
EQT, 4.875%, 11/15/21	50,000	53
EQT, 8.125%, 6/1/19	40,000	50
Equity One, 3.75%, 11/15/22	45,000	45
ERAC USA Finance, 2.25%, 1/10/14 (5)	20,000	20
ERAC USA Finance, 3.30%, 10/15/22 (5)	15,000	15
ERAC USA Finance, 4.50%, 8/16/21 (5)	10,000	11
ERAC USA Finance, 5.25%, 10/1/20 (5)	30,000	35
Exelon Generation, 6.25%, 10/1/39	20,000	23
Fifth Third Bancorp, 3.50%, 3/15/22	20,000	21
Fifth Third Bancorp, 8.25%, 3/1/38	15,000	21
FirstEnergy, 2.75%, 3/15/18	20,000	20
FirstEnergy, 4.25%, 3/15/23	70,000	71
Fiserv, 3.125%, 6/15/16	15,000	16
Fiserv, 3.50%, 10/1/22	25,000	25

Florida Gas Transmission, 3.875%, 7/15/22 (5)	20,000	21
Ford Motor Credit, 5.75%, 2/1/21	140,000	159
GATX, 3.50%, 7/15/16	20,000	21
GATX Corporation, 4.85%, 6/1/21	35,000	37
GDF Suez, 1.625%, 10/10/17 (5)	25,000	25
GE Capital, 5.30%, 2/11/21	245,000	281
GlaxoSmithKline Capital, 2.80%, 3/18/23	55,000	55
Goldman Sachs, 2.375%, 1/22/18	115,000	116
Goldman Sachs, 3.625%, 1/22/23	20,000	20
Goldman Sachs, 5.75%, 1/24/22	45,000	52
Goldman Sachs, 6.15%, 4/1/18	30,000	35
Goldman Sachs, 7.50%, 2/15/19	30,000	38
GTP Acquisition, 4.347%, 6/15/41 (5)	25,000	27
Gulf South Pipeline, 4.00%, 6/15/22	25,000	27
H.J. Heinz, 1.50%, 3/1/17	30,000	30
Heineken, 2.75%, 4/1/23 (5)	30,000	30
Hess, 7.875%, 10/1/29	25,000	32
Hess, 8.125%, 2/15/19	15,000	19
Hewlett-Packard, 3.00%, 9/15/16	45,000	46
Holcim, 6.00%, 12/30/19 (5)	35,000	41
Hospitality Properties Trust, 5.625%, 3/15/17	30,000	33
Host Hotels & Resorts, 3.75%, 10/15/23	10,000	10
HSBC Holdings, 5.10%, 4/5/21	60,000	69
Hyatt Hotels, 3.875%, 8/15/16	50,000	53
ING, 2.90%, 2/15/18 (5)	30,000	30
International Lease Finance, 6.625%, 11/15/13	45,000	46
International Paper, 4.75%, 2/15/22	60,000	67
Interpublic, 10.00%, 7/15/17	25,000	27
Interpublic Group of Companies, 2.25%, 11/15/17	10,000	10
Interpublic Group of Companies, 3.75%, 2/15/23	15,000	14

Interpublic Group of Companies, 4.00%, 3/15/22	50,000	50
Invesco Finance, 3.125%, 11/30/22	20,000	20
Jefferies Group, 3.875%, 11/9/15	10,000	10
Jefferies Group, 8.50%, 7/15/19	30,000	37
John Deere Capital, 1.70%, 1/15/20	40,000	39
JPMorgan Chase, 4.50%, 1/24/22	185,000	206
Kaiser Permanente, 3.50%, 4/1/22	30,000	31
Kilroy Realty, 4.80%, 7/15/18	25,000	28
Kilroy Realty, 6.625%, 6/1/20	40,000	49
Kinder Morgan Energy Partners, 3.95%, 9/1/22	45,000	48
L-3 Communications, 4.75%, 7/15/20	45,000	50
Magellan Midstream Partners, 4.25%, 2/1/21	5,000	6
Marriott International, 3.00%, 3/1/19	30,000	32
McKesson, 1.40%, 3/15/18	40,000	40
Merrill Lynch, 6.875%, 4/25/18	25,000	30
Morgan Stanley, 3.75%, 2/25/23	35,000	35
Morgan Stanley, 3.80%, 4/29/16	255,000	271
Morgan Stanley, 5.50%, 7/28/21	40,000	46
Motorola Solutions, 3.50%, 3/1/23	25,000	25
Murphy Oil, 4.00%, 6/1/22	35,000	35
Nabors Industries, 4.625%, 9/15/21	35,000	37
Nabors Industries, 9.25%, 1/15/19	30,000	39
NBC Universal, 2.875%, 1/15/23	35,000	35
NBC Universal, 5.15%, 4/30/20	55,000	65
Nevada Power, 5.45%, 5/15/41	40,000	48
Newcrest Finance, 4.45%, 11/15/21 (5)	45,000	47
Newell Rubbermaid, 2.05%, 12/1/17	15,000	15
News America, 6.40%, 12/15/35	50,000	60
NiSource Finance, 5.25%, 2/15/43	45,000	47
NiSource Finance, 5.95%, 6/15/41	35,000	40

NiSource Finance, 6.25%, 12/15/40	15,000	18
Nissan Motor Acceptance, 1.80%, 3/15/18 (5)	50,000	50
Noble Energy, 4.15%, 12/15/21	60,000	66
Noble Energy, 6.00%, 3/1/41	30,000	36
Noble Holding International, 5.25%, 3/15/42	40,000	40
NuStar Logistics, 4.80%, 9/1/20	35,000	35
NVR, 3.95%, 9/15/22	20,000	21
O'Reilly Automotive, 3.80%, 9/1/22	40,000	42
O'Reilly Automotive, 4.875%, 1/14/21	30,000	33
Omnicom Group, 4.45%, 8/15/20	70,000	76
Oneok, 4.25%, 2/1/22	30,000	32
Owens Corning, 4.20%, 12/15/22	45,000	46
Pennsylvania Electric, 6.15%, 10/1/38	55,000	65
Petrohawk Energy, 7.25%, 8/15/18	20,000	22
Phillips 66, 4.30%, 4/1/22	50,000	55
Pioneer Natural Resources, 3.95%, 7/15/22	30,000	31
Plains All American Pipeline, 2.85%, 1/31/23	15,000	15
Plains All American Pipeline, 5.75%, 1/15/20	35,000	42
PNC Funding, 3.30%, 3/8/22	25,000	26
PNC Funding, 3.625%, 2/8/15	15,000	16
PNC Funding, 5.625%, 2/1/17	35,000	40
PPL Capital Funding, 3.50%, 12/1/22	80,000	81
PPL WEM Holdings, 3.90%, 5/1/16 (5)	20,000	21
Principal Financial Group, 3.30%, 9/15/22	5,000	5
Principal Life Insurance, 8.00%, 3/1/44 (5)	45,000	48
Provident, 7.00%, 7/15/18	45,000	54
Prudential Financial, 5.375%, 6/21/20	40,000	47
Public Service Company of Oklahoma, 5.15%, 12/1/19	25,000	29
Raymond James Financial, 4.25%, 4/15/16	10,000	11
RCI Banque, 3.50%, 4/3/18 (5)	35,000	35

RCI Banque, 4.60%, 4/12/16 (5)	40,000	42
Reinsurance Group of America, 5.00%, 6/1/21	20,000	22
Reinsurance Group of America, 6.45%, 11/15/19	25,000	30
Republic Services, 3.55%, 6/1/22	25,000	26
Republic Services, 5.70%, 5/15/41	50,000	58
Reynolds American, 3.25%, 11/1/22	25,000	25
Reynolds American, 7.625%, 6/1/16	45,000	54
Rock-Tenn, 4.00%, 3/1/23	25,000	25
Roper Industries, 1.85%, 11/15/17	10,000	10
Roper Industries, 6.25%, 9/1/19	35,000	43
Rowan Companies, 4.875%, 6/1/22	15,000	16
Rowan Companies, 5.00%, 9/1/17	40,000	45
Royal Bank of Scotland, 2.55%, 9/18/15	25,000	26
SBA Tower Trust, 2.933%, 12/15/42 (5)	35,000	37
SESI, 3.60%, 4/4/23 (5)	30,000	30
SLM Corporation, 6.00%, 1/25/17	70,000	76
Southwest Airlines, 5.125%, 3/1/17	30,000	33
Southwest Gas, 3.875%, 4/1/22	10,000	11
Spectra Energy Capital, 3.30%, 3/15/23	50,000	50
Starwood Hotels & Resorts Worldwide, 3.125%, 2/15/23	30,000	30
Sun Life Financial Global Funding, FRN, 0.574%, 10/6/13 (5)	65,000	65
SunTrust Banks, 3.60%, 4/15/16	30,000	32
TECO Finance, 5.15%, 3/15/20	30,000	35
Telecom Italia Capital, 5.25%, 11/15/13	50,000	51
Telecom Italia Capital, 5.25%, 10/1/15	15,000	16
Telecom Italia Capital, 6.175%, 6/18/14	20,000	21
Telefonica Emisiones, 3.992%, 2/16/16	35,000	36
Telefonica Emisiones, 6.221%, 7/3/17	25,000	28
Time Warner Cable, 5.50%, 9/1/41	30,000	31
Transcanada Pipelines, 2.50%, 8/1/22	35,000	34

Transocean, 5.05%, 12/15/16	50,000	56
Travel Channel, 3.55%, 1/15/15 (5)	40,000	42
Turlock, 4.00%, 11/2/32 (5)	20,000	20
Tyson Foods, 4.50%, 6/15/22	30,000	33
U.S. Bancorp, 2.95%, 7/15/22	20,000	20
U.S. Bancorp, 3.442%, 2/1/16	45,000	48
Union Pacific, 4.75%, 9/15/41	40,000	44
UNUM Group, 5.625%, 9/15/20	15,000	17
Unum Group, 5.75%, 8/15/42	20,000	22
Vale Overseas, 4.375%, 1/11/22	35,000	36
Valmont Industries, 6.625%, 4/20/20	25,000	30
Ventas Realty, 2.00%, 2/15/18	15,000	15
Ventas Realty, 3.25%, 8/15/22	25,000	25
Ventas Realty, 4.00%, 4/30/19	20,000	22
Verisk Analytics, 5.80%, 5/1/21	20,000	23
Walt Disney, 1.10%, 12/1/17	85,000	85
Watson Pharmaceuticals, 3.25%, 10/1/22	50,000	51
Watson Pharmaceuticals, 4.625%, 10/1/42	10,000	10
WEA Finance, 3.375%, 10/3/22 (5)	30,000	31
Weatherford International, 9.625%, 3/1/19	30,000	39
Weingarten Realty Investors, 3.50%, 4/15/23	10,000	10
WellPoint, 3.30%, 1/15/23	60,000	61
Western Gas Partners, 4.00%, 7/1/22	55,000	57
Westpac Banking, 1.60%, 1/12/18	35,000	35
Whirlpool, 3.70%, 3/1/23	35,000	36
Williams Companies, 3.70%, 1/15/23	35,000	35
Williams Partners, 3.35%, 8/15/22	30,000	30
Williams Partners, 6.30%, 4/15/40	40,000	47
WPP Finance 2010, 3.625%, 9/7/22	40,000	40
WPP Finance 2010, 4.75%, 11/21/21	25,000	27

Xerox, 2.95%, 3/15/17	5,000	5
Xerox, 6.35%, 5/15/18	60,000	70
Total Corporate Bonds (Cost $8,793)		9,278

ASSET-BACKED SECURITIES 0.9%

Ally Auto Receivables Trust Series 2009-B, Class C 4.06%, 5/16/16 (5)	100,000	102
Avis Budget Rental Car Funding Series 2013-1A, Class A 1.92%, 9/20/19 (5)	100,000	101
Capital Auto Receivables Asset Trust Series 2013-1, Class B 1.29%, 4/20/18	5,000	5
Capital Auto Receivables Asset Trust Series 2013-1, Class C 1.74%, 10/22/18	5,000	5
CKE Restaurants Series 2013-1A, Class A2 4.474%, 3/20/43 (5)	60,000	60
CNH Equipment Trust Series 2012-D, Class B 1.27%, 5/15/20	45,000	45
Dominos Pizza Master Issuer Series 2012-1A, Class A2 5.216%, 1/25/42 (5)	88,650	100
Ford Credit Auto Lease Trust Series 2012-B, Class B 1.10%, 12/15/15 (5)	100,000	100
Ford Credit Floorplan Master Owner Trust Series 2010-3, Class C 4.99%, 2/15/17 (5)	100,000	105
Fosse Master Issuer Series 2012-1A, Class 3A1, CMO, ARM 1.803%, 10/18/54 (5)	180,000	186
GE Capital Credit Card Master Note Trust Series 2012-2, Class A 2.22%, 1/15/22	100,000	104

Nordstrom Series 2011-1A, Class A 2.28%, 11/15/19 (5)	100,000	104
Sierra Receivables Funding Series 2013-1A, Class A 1.59%, 11/20/29 (5)	100,000	100
Smart Trust Australia Series 2012-2USA, Class A4A 2.06%, 3/14/18 (5)	100,000	103
Smart Trust Australia Series 2012-4US, Class A4A 1.25%, 8/14/18	35,000	35
Volkswagen Auto Lease Trust Series 2012-A, Class A4 1.06%, 5/22/17	45,000	45
World Financial Network Credit Card Master Trust Series 2009-D, Class A 4.66%, 5/15/17	135,000	137
World Financial Network Credit Card Master Trust Series 2010-A, Class A 3.96%, 4/15/19	45,000	48
Total Asset-Backed Securities (Cost $1,452)		1,485

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 1.2%

Banc of America Commercial Mortgage Series 2005-3, Class A2 4.501%, 7/10/43	17,222	17
Banc of America Commercial Mortgage Series 2007-4, Class A4, ARM 5.754%, 2/10/51	50,000	58
Banc of America Commercial Mortgage Series 2007-5, Class A4 5.492%, 2/10/51	130,000	149
Banc of America Commercial Mortgage Series 2008-1, Class A4, ARM 6.194%, 2/10/51	135,000	162

Bank of America Mortgage Securities Series 2004-A, Class 2A2, CMO, ARM 2.915%, 2/25/34	9,357	9
Bank of America Mortgage Securities Series 2004-D, Class 2A2, CMO, ARM 3.109%, 5/25/34	10,113	10
Bank of America Mortgage Securities Series 2004-H, Class 2A2, CMO, ARM 3.145%, 9/25/34	8,003	8
Bank of America Mortgage Securities Series 2004-I, Class 3A2, CMO, ARM 3.121%, 10/25/34	3,593	4
Bank of America Mortgage Securities Series 2005-J, Class 2A1, CMO, ARM 3.126%, 11/25/35	49,323	44
Bank of America Mortgage Securities Series 2005-J, Class 3A1, CMO, ARM 3.135%, 11/25/35	17,898	17
Bear Stearns Commercial Mortgage Securities Series 2005-PWR9, Class AAB 4.804%, 9/11/42	38,600	40
Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class A4 5.54%, 9/11/41	100,000	113
Bear Stearns Commercial Mortgage Securities Series 2007-PW17, Class A4, ARM 5.694%, 6/11/50	70,000	82
Chase Funding Mortgage Loan Series 2002-2, Class 1M1 5.599%, 9/25/31	5,846	5
Countrywide Home Equity Loan Trust Series 2004-BC1, Class M2, ARM 1.809%, 1/25/34	9,700	8
FREMF Mortgage Trust Series 2012-K22, Class B, ARM 3.687%, 8/25/45 (5)	30,000	30
FREMF Mortgage Trust Series 2012-K23, Class B, ARM 3.656%, 10/25/45 (5)	25,000	25

FREMF Mortgage Trust Series 2012-K711, Class B, ARM 3.563%, 8/25/45 (5)	40,000	41
FREMF Mortgage Trust Series 2013-K24, Class B, ARM 3.381%, 11/25/45 (5)	10,000	10
Goldman Sachs Mortgage Securities II Series 2012-GCJ9, Class A3 2.773%, 11/10/45	35,000	35
Greenwich Capital Commercial Funding Series 2005-GG3, Class AAB 4.619%, 8/10/42	8,603	9
GSAA Home Equity Trust Series 2005-8, Class A3, ARM 0.634%, 6/25/35	65,506	60
GSAA Home Equity Trust Series 2005-MTR1, Class A4, ARM 0.574%, 10/25/35	50,000	45
JPMorgan Chase Commercial Mortgage Securities Series 2005-LDP4, Class ASB, ARM 4.824%, 10/15/42	63,999	66
JPMorgan Chase Commercial Mortgage Securities Series 2006-CB14, Class A4, ARM 5.481%, 12/12/44	160,000	176
JPMorgan Chase Commercial Mortgage Securities Series 2006-LDP9, Class A3 5.336%, 5/15/47	40,000	45
JPMorgan Chase Commercial Mortgage Securities Series 2007-CB18, Class A4 5.44%, 6/12/47	75,000	85
JPMorgan Chase Commercial Mortgage Securities Series 2007-CB19, Class A4, ARM 5.714%, 2/12/49	40,000	46
JPMorgan Chase Commercial Mortgage Securities Series 2007-LD12, Class A4, ARM 5.882%, 2/15/51	25,000	29
JPMorgan Chase Commercial Mortgage Securities Series 2012-C8, Class A3 2.829%, 10/15/45	50,000	50

LB-UBS Commercial Mortgage Trust Series 2006-C7, Class A3 5.347%, 11/15/38	32,000	36
LB-UBS Commercial Mortgage Trust Series 2008-C1, Class AM, ARM 6.153%, 4/15/41	15,000	18
Merrill Lynch Mortgage Investors Series 2005-WMC1, Class M1, CMO, ARM 0.954%, 9/25/35	6,479	6
Merrill Lynch Mortgage Trust Series 2006-C2, Class AM, ARM 5.782%, 8/12/43	30,000	34
Merrill Lynch Mortgage Trust Series 2008-C1, Class A4 5.69%, 2/12/51	40,000	47
Morgan Stanley Capital I Series 2008-T29, Class A4, ARM 6.275%, 1/11/43	48,000	58
Morgan Stanley Capital I Series 2012-C4, Class A2 2.111%, 3/15/45	190,000	197
Mortgage IT Trust Series 2005-2, Class 1A1, CMO, ARM 0.464%, 5/25/35	25,306	24
Terwin Mortgage Trust Series 2005-14HE, Class AF2, ARM 4.849%, 8/25/36	6,056	6
Wachovia Bank Commercial Mortgage Trust Series 2007-C34, Class A3 5.678%, 5/15/46	30,000	35
WaMu Mortgage PTC Series 2005-AR12, Class 2A1, CMO, ARM 2.945%, 9/25/35	6,792	7
Wells Fargo Mortgage Backed Securities Trust Series 2003-O, Class 5A1, CMO, ARM 4.926%, 1/25/34	12,587	13
Wells Fargo Mortgage Backed Securities Trust Series 2004-G, Class A3, CMO, ARM 4.729%, 6/25/34	14,975	15

Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2, Class 2A2, CMO, ARM 2.682%, 3/25/35	18,401	18
Total Non-U.S. Government Mortgage-Backed Securities (Cost $1,912)		1,992

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 8.1%

U.S. Government Agency Obligations 6.9% (6)

Federal Home Loan Mortgage		
3.00%, 1/1/43	166,857	171
3.50%, 8/1 - 11/1/42	341,755	361
4.00%, 8/1/40 - 12/1/41	347,687	372
4.50%, 11/1/18 - 2/1/41	589,659	631
5.00%, 10/1/18 - 8/1/40	376,716	411
5.50%, 11/1/18 - 10/1/38	169,352	183
6.00%, 10/1/16 - 8/1/38	111,547	123
6.50%, 3/1 - 4/1/32	16,267	18
7.00%, 6/1/32	1,795	2
Federal Home Loan Mortgage, ARM		
2.687%, 2/1/37	32,254	35
2.726%, 1/1/37	8,715	9
2.91%, 9/1/32	586	1
Federal Home Loan Mortgage, CMO		
1.426%, 8/25/17	20,000	20
1.875%, 4/25/22	34,927	36
Federal Home Loan Mortgage, TBA, 3.00%, 1/1/43	133,000	137
Federal National Mortgage Assn.		
2.50%, 12/1/27 - 1/1/28	87,952	91
3.00%, 6/1/27 - 3/1/43	1,118,737	1,160
3.50%, 4/1/27 - 12/1/42	499,270	528
4.00%, 8/1/25 - 5/1/42	1,547,271	1,652

4.50%, 5/1/19 - 12/1/41	864,257	932
5.00%, 11/1/18 - 5/1/40	983,708	1,070
5.50%, 1/1/17 - 5/1/39	717,323	788
6.00%, 8/1/21 - 5/1/42	722,741	803
6.50%, 5/1/17 - 11/1/37	173,372	194
7.00%, 4/1/32	1,758	2
Federal National Mortgage Assn., ARM		
2.671%, 11/1/35	19,924	21
2.772%, 8/1/36	19,425	21
3.04%, 12/1/36	18,539	20
Federal National Mortgage Assn., CMO, IO, 6.50%, 2/1/32	3,691	1
Federal National Mortgage Assn., TBA		
3.00%, 1/1/43	258,000	266
3.50%, 1/1/42	819,000	865
4.50%, 1/1/35	350,000	377
		11,301
U.S. Government Obligations 1.2%		
Government National Mortgage Assn.		
2.50%, 5/20/27 - 2/20/43	488,158	496
3.00%, 6/20/27 - 1/20/28	214,792	228
3.50%, 9/20 - 12/20/42	138,818	149
4.00%, 10/20/40 - 8/20/42	285,688	310
4.50%, 11/20/39 - 3/20/41	473,067	523
5.00%, 3/15/34 - 1/20/40	15,931	18
5.50%, 10/20/32 - 5/20/34	24,434	27
6.00%, 4/15/26 - 2/20/34	18,389	21
6.50%, 3/15/26 - 12/20/33	10,149	12
7.00%, 9/20/27	11,502	13
8.00%, 10/15/25 - 6/15/26	3,495	4
8.50%, 12/15/24	2,570	3

11.50%, 11/15/19	1,098	1
Government National Mortgage Assn., CMO, IO		
4.50%, 11/20/37 - 12/20/39	273,133	34
Government National Mortgage Assn., TBA, 3.00%, 1/1/43	213,000	223
		2,062
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $13,181)		13,363
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 3.8%		
U.S. Government Agency Obligations 0.1% (6)		
Federal National Mortgage Assn., 4.375%, 10/15/15	90,000	99
		99
U.S. Treasury Obligations 3.7%		
U.S. Treasury Bonds, 4.625%, 2/15/40	920,000	1,200
U.S. Treasury Bonds, 5.375%, 2/15/31	85,000	118
U.S. Treasury Bonds, 6.75%, 8/15/26	190,000	289
U.S. Treasury Inflation-Indexed Notes, 1.875%, 7/15/13	239,956	245
U.S. Treasury Inflation-Indexed Notes, 2.00%, 7/15/14	260,190	276
U.S. Treasury Notes, 0.625%, 11/30/17	180,000	180
U.S. Treasury Notes, 0.875%, 2/28/17	1,545,000	1,565
U.S. Treasury Notes, 2.625%, 4/30/16	1,350,000	1,442
U.S. Treasury Notes, 2.75%, 2/15/19 (7)	750,000	827
		6,142
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $6,019)		6,241
FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 0.4%		
Electricite de France, 4.60%, 1/27/20 (5)	35,000	39

Florida 0.1%		
Florida Board of Ed., Lottery, 5.00%, 7/1/20	80,000	98
		98
Georgia 0.1%		
Georgia, 5.00%, 10/1/21	45,000	57
Georgia, 5.00%, 7/1/23	25,000	31
Georgia, 5.00%, 7/1/25	20,000	25
		113
Illinois 0.1%		
Chicago Transit Auth., Regional Transportation Auth. 6.899%, 12/1/40	50,000	62
Chicago O'Hare Int'l. Airport, Build America, 6.395%, 1/1/40	30,000	39
Metropolitan Water Reclamation Dist. of Greater Chicago Build America, 5.72%, 12/1/38	60,000	77
		178
Kansas 0.0%		
Kansas Dev. Fin. Auth., Public Employee Retirement 5.501%, 5/1/34 (8)	30,000	35
		35
Louisiana 0.0%		
Louisiana, 5.00%, 7/15/21	20,000	25
Louisiana, 5.00%, 8/1/21	20,000	25
		50
Maryland 0.1%		
Maryland Transportation Auth., Build America, 5.754%, 7/1/41	70,000	87
Maryland Transportation Auth., Build America, 5.888%, 7/1/43	35,000	46
		133

Massachusetts 0.1%		
Massachusetts, 5.00%, 6/1/25	25,000	30
Massachusetts, 5.25%, 9/1/24	30,000	39
Massachusetts Bay Transportation Auth., 5.00%, 7/1/20	20,000	25
		94
New Jersey 0.0%		
New Jersey Turnpike Auth., 5.00%, 1/1/29	30,000	34
		34
New York 0.2%		
Metropolitan Transportation Auth., Dedicated Tax Fund Build America, 7.336%, 11/15/39	10,000	15
New York City, 5.846%, 6/1/40	20,000	26
New York City, 5.00%, 4/1/23	25,000	30
New York City Housing Dev. Corp., 6.42%, 11/1/27	10,000	10
New York City Transitional Fin. Auth., Build America 5.508%, 8/1/37	70,000	86
New York City Transitional Fin. Auth., Future Tax 5.00%, 11/1/24	15,000	18
New York City Transitional Fin. Auth., Future Tax, 5.00%, 2/1/25	15,000	18
Port Auth. of New York & New Jersey, 4.458%, 10/1/62	85,000	85
Tompkins County IDA, Cornell Univ., 5.00%, 7/1/37	30,000	34
		322
Ohio 0.0%		
JobsOhio Beverage System, 4.532%, 1/1/35	25,000	26
		26
Oregon 0.0%		
Oregon, Taxable Pension, 5.892%, 6/1/27	15,000	19
		19

Pennsylvania 0.1%		
Pennsylvania, 5.00%, 7/1/21	35,000	44
Pennsylvania, 5.00%, 6/1/24	55,000	67
Philadelphia IDA, 3.964%, 4/15/26	75,000	75
		186
South Carolina 0.0%		
South Carolina Public Service Auth., 4.322%, 12/1/27	35,000	38
		38
Texas 0.2%		
Dallas Independent School Dist., Permanent School Fund 4.00%, 8/15/27	20,000	22
Dallas Independent School Dist., Permanent School Fund 5.00%, 8/15/29	25,000	30
Houston, 5.00%, 3/1/23	25,000	31
Houston, 6.29%, 3/1/32	55,000	69
San Antonio Electric & Gas, 5.25%, 2/1/24	40,000	51
Texas Transportation Commission, Build America 5.178%, 4/1/30	10,000	12
		215
Utah 0.1%		
Utah Transit Auth., Build America, 5.937%, 6/15/39	60,000	79
		79
Virginia 0.1%		
Univ. of Virginia, Build America, 5.00%, 9/1/40	65,000	77
Virginia College Building Auth., 21st Century College 5.00%, 2/1/22	15,000	19
Virginia Public Building Auth., 5.90%, 8/1/30	50,000	64
Virginia Public School Auth., School Funding, 1997 Resolution 5.00%, 8/1/23	35,000	43

Virginia Transportation Board, Build America, 5.35%, 5/15/35	10,000	12
		215
Total Municipal Securities (Cost $1,931)		2,128
BOND MUTUAL FUNDS 11.4%		
T. Rowe Price Institutional Emerging Markets Bond Fund, 4.17% (9)(10)	677,750	6,506
T. Rowe Price Institutional High Yield Fund, 4.89% (9)(10)	671,016	6,677
T. Rowe Price Institutional International Bond Fund, 1.86% (9)(10)	577,501	5,509
Total Bond Mutual Funds (Cost $17,595)		18,692
EQUITY MUTUAL FUNDS 6.4%		
T. Rowe Price Institutional Emerging Markets Equity Fund (9)	213,643	6,501
T. Rowe Price Real Assets Fund (9)	367,697	4,078
Total Equity Mutual Funds (Cost $9,602)		10,579
SHORT-TERM INVESTMENTS 3.6%		
Money Market Funds 3.6%		
T. Rowe Price Reserve Investment Fund, 0.10% (9)(11)	5,931,849	5,932
Total Short-Term Investments (Cost $5,932)		5,932
SECURITIES LENDING COLLATERAL 0.5%		
Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 0.4%		
Short-Term Funds 0.4%		
T. Rowe Price Short-Term Reserve Fund, 0.11% (9)(11)	70,110	701
Total Investments through Securities Lending Program with JPMorgan Chase Bank		701

Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 0.1%

Short-Term Funds 0.1%

T. Rowe Price Short Term Reserve Fund, 0.11% (9)(11)	5,718	57
Total Investments through Securities Lending Program with State Street Bank and Trust Company		57
Total Securities Lending Collateral (Cost $758)		758
Total Investments in Securities		
101.2% of Net Assets (Cost $129,065)		$ 166,363

‡ Denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2013. See Note 4.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $23 and represents 0.0% of net assets.
(4) Level 3 in fair value hierarchy. See Note 2.
(5) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $2,348 and represents 0.0% of net assets.
(6) The issuer currently operates under a federal conservatorship; however, its securities are neither issued nor guaranteed by the U.S. government.
(7) At March 31, 2013, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(8) Insured by Assured Guaranty Municipal Corp.
(9) Affiliated Companies
(10) SEC 30-day yield
(11) Seven-day yield
ADR American Depository Receipts
ARM Adjustable Rate Mortgage
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Personal Strategy Balanced Portfolio
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Equity Series, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Personal Strategy Balanced Portfolio (the fund) is a diversified, open-end management investment company established by the corporation. Shares of the fund currently are offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies. The fund seeks the highest total return over time consistent with an emphasis on both capital appreciation and income.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In December 2011, the Financial Accounting Standards Board issued amended guidance requiring an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Debt securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Swaps are valued at prices furnished by independent swap dealers or by an independent pricing service and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2013:

There were no material transfers between Levels 1 and 2 during the period.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2013. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2013, totaled $0 for the period ended March 31, 2013. Transfers into and out of Level 3 are reflected at the value of the financial instrument at the beginning of the period. During the period, transfers out of Level 3 were due to the fact that observable market data became available for the securities.

NOTE 3 - DERIVATIVE INSTRUMENTS

The fund may invest in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. Investments in derivatives can magnify returns positively or negatively; however, the fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover the settlement obligations under its open derivative contracts.

The fund values its derivatives at fair value, as described below and in Note 2, and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. The fund does not offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral.

Futures Contracts
The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; and/or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Upon entering into a futures contract, the fund is required to deposit collateral with the broker in the form of cash or securities in an amount equal to a certain percentage of the contract value (margin requirement); the margin requirement must then be maintained at the established level over the life of the contract. Subsequent payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contracts are closed. The value of a futures contract included in net assets is the amount of unsettled variation margin, if any. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, interest rates, and/or currency values; and potential losses in excess of the fund’s initial investment.

Credit Default Swaps
The fund may use swaps in an effort to manage exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; and/or to adjust portfolio duration or credit exposure. Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(s) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price and/or credit rating of the underlying credit, both of which are indicators of market valuations of credit quality. Therefore, the payment risk increases as the price of the relevant underlying credit and/or credit rating declines. Generally, payment risk increases as the market value of a swap contract declines in relation to the notional amount. The notional amount of protection sold by the fund reflects the maximum potential amount the fund could be required to pay under such contracts. The value of a swap included in net assets is the unrealized gain or loss on the contract plus or minus any unamortized premiums paid or received, respectively. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

NOTE 4 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

TBA Purchase and Sale Commitments
The fund may enter into “to be announced” (TBA) purchase and/or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such mortgage-backed securities. With TBA transactions, the particular securities to be delivered are not identified at trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund generally enters into TBA purchase transactions with the intention of taking possession of the underlying mortgage securities; however, for either purchase or sale transactions, the fund also may extend the settlement by “rolling” the transaction. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBA commitments.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities as determined at the close of fund business each day; any adjustments to collateral balances resulting from changes in security values are settled the next business day. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At March 31, 2013, the value of loaned securities was $681,000; the value of cash collateral and related investments was $758,000.

Counterparty Risk and Collateral
The fund has entered into collateral agreements with certain counterparties to mitigate counterparty risk associated with certain over-the-counter (OTC) financial instruments, including swaps, forward currency exchange contracts, TBA purchase commitments, and OTC options (collectively, covered OTC instruments). Subject to certain minimum exposure requirements (which typically range from $100,000 to $500,000), collateral requirements generally are determined and transfers made based on the net aggregate unrealized gain or loss on all OTC instruments covered by a particular collateral agreement with a specified counterparty. At any point in time, the fund’s risk of loss from counterparty credit risk on covered OTC instruments is the aggregate unrealized gain on appreciated covered OTC instruments in excess of collateral, if any, pledged by the counterparty to the fund. Further, in accordance with the terms of the relevant agreements, counterparties to certain OTC instruments may be able to terminate the contracts prior to maturity upon the occurrence of certain stated events, such as a decline in net assets above a certain percentage or a failure by the fund to perform its obligations under the contract. Upon termination, all transactions would typically be liquidated and a net amount would be owed by or payable to the fund.

Counterparty risk related to exchange-traded futures and options contracts is minimal because the exchange’s clearinghouse provides protection against counterparty defaults. Generally, for exchange-traded derivatives such as futures and options, each broker, in its sole discretion, may change margin requirements applicable to the fund.

Collateral can be in the form of cash or debt securities issued by the U.S. government or related agencies. For OTC instruments, collateral both pledged by the fund to a counterparty and pledged by a counterparty to the fund, is held in a segregated account by a third-party agent. For exchange-traded instruments, margin posted by the fund is held by the broker. Securities posted by the fund as collateral or to meet margin requirements are so noted in the accompanying Portfolio of Investments and remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. As of March 31, 2013, As of March 31, 2013, securities valued at $146,000 had been posted by the fund to counterparties for covered OTC instruments. As of March 31, 2013, securities valued at $39,000 had been posted by the fund to the broker for exchange-traded derivatives.

NOTE 5 - FEDERAL INCOME TAXES

At March 31, 2013, the cost of investments for federal income tax purposes was $129,065,000. Net unrealized gain aggregated $37,283,000 at period-end, of which $38,825,000 related to appreciated investments and $1,542,000 related to depreciated investments.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

The fund may also invest in certain T. Rowe Price institutional funds and/or the T. Rowe Price Real Assets Fund (collectively, the underlying institutional funds) as a means of gaining efficient and cost-effective exposure to certain markets. The underlying institutional funds are open-end management investment companies managed by Price Associates and are considered affiliates of the fund. Each institutional fund pays an all-inclusive management and administrative fee to Price Associates; Real Assets Fund pays a management fee to Price Associates as well as operating expenses. To ensure that the fund does not incur duplicate management fees, Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset the management fees paid by the underlying institutional funds related to fund assets invested therein.

T. Rowe Price Mid-Cap Growth Portfolio

Unaudited

PORTFOLIO OF INVESTMENTS ‡

(Cost and value in $000s)

	Shares	Value
COMMON STOCKS 95.9%		
CONSUMER DISCRETIONARY 13.6%		
Auto Components 0.0%		
Gentex	4,000	80
		80
Automobiles 0.8%		
Harley-Davidson	44,000	2,345
Tesla Motors (1)(2)	10,000	379
		2,724
Hotels, Restaurants & Leisure 3.2%		
Chipotle Mexican Grill (2)	4,000	1,304
Choice Hotels International	45,000	1,904
Marriott, Class A	68,000	2,872
Norwegian Cruise Line Holdings (2)	36,000	1,067
Panera Bread, Class A (2)	9,000	1,487
Starbucks	4,000	228
Tim Hortons	44,000	2,390
		11,252
Internet & Catalog Retail 1.6%		
Liberty Interactive (2)	76,000	1,625
Netflix (2)	10,000	1,894
TripAdvisor (2)	37,000	1,943
		5,462
Media 1.4%		
Charter Communications, Class A (2)	36,000	3,751
Discovery Communications, Class C (2)	17,000	1,182
		4,933
Multiline Retail 2.7%		
Dollar General (2)	77,000	3,895
Dollar Tree (2)	52,600	2,547

Kohl's	61,000	2,814
		9,256
Specialty Retail 3.9%		
AutoZone (2)	9,000	3,571
CarMax (2)	125,000	5,212
DSW, Class A	25,000	1,595
O'Reilly Automotive (2)	31,000	3,179
		13,557
Total Consumer Discretionary		47,264
CONSUMER STAPLES 2.5%		
Food & Staples Retailing 0.6%		
Fresh Market (2)	15,000	642
Whole Foods Market	18,000	1,561
		2,203
Food Products 1.9%		
Dean Foods (2)	84,000	1,523
Green Mountain Coffee (2)	43,000	2,441
TreeHouse Foods (2)	35,000	2,280
Whitewave Foods, Class A (2)	17,000	290
		6,534
Total Consumer Staples		8,737
ENERGY 5.5%		
Oil, Gas & Consumable Fuels 5.5%		
EQT	60,000	4,065
Halcon Resources (2)	84,000	654
Laredo Petroleum Holdings (2)	47,000	860
Pioneer Natural Resources	17,000	2,112
Range Resources	56,000	4,538
SM Energy	61,000	3,613

Southwestern Energy (2)	82,000	3,055
Total Energy		18,897
FINANCIALS 7.6%		
Capital Markets 1.4%		
Charles Schwab	100,000	1,769
TD Ameritrade Holding	151,000	3,114
		4,883
Commercial Banks 1.0%		
BankUnited	52,000	1,332
TCF Financial	141,000	2,110
		3,442
Diversified Financial Services 2.4%		
CBOE Holdings	70,000	2,586
IntercontinentalExchange (2)	13,000	2,120
MSCI, Class A (2)	105,000	3,562
		8,268
Insurance 2.2%		
HCC Insurance Holdings	65,000	2,732
Progressive	112,000	2,830
Willis Group Holdings	53,000	2,093
		7,655
Real Estate Management & Development 0.6%		
Jones Lang LaSalle	20,000	1,988
		1,988
Total Financials		26,236
HEALTH CARE 19.1%		
Biotechnology 4.4%		
Alexion Pharmaceuticals (2)	25,000	2,303
Alkermes (2)	89,000	2,110

Ariad Pharmaceuticals (2)	40,000	723
Cubist Pharmaceuticals (2)	16,000	749
Elan, ADR (2)	105,400	1,244
Incyte (2)	39,000	913
ONYX Pharmaceuticals (2)	17,000	1,511
Pharmacyclics (2)	11,400	917
Regeneron Pharmaceuticals (2)	12,300	2,170
Theravance (2)	51,000	1,205
Vertex Pharmaceuticals (2)	26,000	1,429
		15,274
Health Care Equipment & Supplies 5.5%		
C. R. Bard	28,000	2,822
CareFusion (2)	111,000	3,884
Cooper Companies	21,000	2,265
DENTSPLY International	131,000	5,557
Edwards Lifesciences (2)	17,000	1,397
IDEXX Laboratories (2)	34,000	3,141
Teleflex	700	59
		19,125
Health Care Providers & Services 5.2%		
Catamaran (2)	69,000	3,659
Henry Schein (2)	35,000	3,239
Laboratory Corporation of America (2)	53,000	4,781
MEDNAX (2)	27,000	2,420
Universal Health Services	41,000	2,619
WellCare Health Plans (2)	22,000	1,275
		17,993
Life Sciences Tools & Services 3.4%		
Agilent Technologies	71,000	2,980
Bruker (2)	123,000	2,349
Covance (2)	59,000	4,385
Illumina (2)	21,000	1,134

Mettler-Toledo International (2)	4,000	853
		11,701
Pharmaceuticals 0.6%		
Valeant Pharmaceuticals International (2)	26,000	1,951
Zoetis (2)	7,700	257
		2,208
Total Health Care		66,301
INDUSTRIALS & BUSINESS SERVICES 23.8%		
Aerospace & Defense 1.5%		
Textron	174,000	5,187
		5,187
Air Freight & Logistics 0.2%		
C.H. Robinson Worldwide	10,800	642
		642
Airlines 0.5%		
Alaska Air Group (2)	26,000	1,663
		1,663
Commercial Services & Supplies 2.7%		
Clean Harbors (2)	26,000	1,510
IHS (2)	55,000	5,760
Waste Connections	60,000	2,159
		9,429
Construction & Engineering 1.4%		
Quanta Services (2)	166,000	4,744
		4,744
Electrical Equipment 5.3%		
Acuity Brands	24,000	1,664
AMETEK	138,000	5,984
Babcock & Wilcox	131,000	3,722

Roper Industries	44,000	5,602
Sensata Technologies Holding (2)	49,000	1,610
		18,582
Industrial Conglomerates 0.7%		
McDermott International (2)	212,600	2,336
		2,336
Machinery 4.6%		
Colfax (2)	36,000	1,676
Gardner Denver	27,400	2,058
IDEX	78,000	4,167
Pall	68,000	4,649
Rexnord (2)	28,000	594
WABCO Holdings (2)	43,000	3,035
		16,179
Professional Services 3.1%		
Equifax	51,000	2,937
ManpowerGroup	82,000	4,651
Verisk Analytics, Class A (2)	51,000	3,143
		10,731
Road & Rail 2.4%		
Hertz Global Holdings (2)	122,000	2,716
J.B. Hunt Transport Services	35,000	2,607
Kansas City Southern Industries	28,000	3,105
		8,428
Trading Companies & Distributors 1.4%		
Fastenal	93,000	4,776
		4,776
Total Industrials & Business Services		82,697

INFORMATION TECHNOLOGY 19.3%		
Communications Equipment 2.3%		
Aruba Networks (2)	24,000	594
JDS Uniphase (2)	266,000	3,556
Motorola Solutions	60,000	3,842
		7,992
Computers & Peripherals 0.5%		
SanDisk (2)	30,000	1,650
		1,650
Electronic Equipment, Instruments & Components 0.8%		
IPG Photonics	15,000	996
Trimble Navigation (2)	61,000	1,828
		2,824
Internet Software & Services 1.9%		
Akamai Technologies (2)	88,000	3,106
Dropbox, Acquisition Date: 5/1/12 Acquisition Cost $77 (2)(3)(4)	8,506	65
LinkedIn (2)	6,000	1,056
VeriSign (2)	50,000	2,364
		6,591
IT Services 5.5%		
Amdocs	112,000	4,060
Fiserv (2)	60,000	5,270
Gartner (2)	106,000	5,767
Global Payments	45,000	2,235
Vantiv, Class A (2)	72,000	1,709
		19,041
Semiconductor & Semiconductor Equipment 3.7%		
Altera	52,000	1,844
Atmel (2)	313,000	2,179
Avago Technologies	35,000	1,257

Cree (2)	35,000	1,915
Intersil Holding, Class A	32,000	279
Microchip Technology	53,000	1,948
Xilinx	89,000	3,397
		12,819
Software 4.6%		
Concur Technologies (2)	30,000	2,060
FactSet Research Systems	33,000	3,056
MICROS Systems (2)	12,400	564
Nuance Communications (2)	94,600	1,909
Red Hat (2)	67,000	3,387
ServiceNow (2)	45,000	1,629
TIBCO Software (2)	68,000	1,375
Workday (2)	16,300	1,005
Workday, Lock-Up Shares, Acquisition Date: 10/13/11 – 9/28/12, Acquisition Cost $198 (2)(3)	14,841	869
		15,854
Total Information Technology		66,771
MATERIALS 3.0%		
Chemicals 1.4%		
Celanese, Series A	41,900	1,846
Rockwood Holdings	44,000	2,879
		4,725
Containers & Packaging 0.2%		
Ball	19,000	904
		904
Metals & Mining 1.4%		
Agnico-Eagle Mines	60,000	2,463

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Mid-Cap Growth Portfolio
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Equity Series, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Mid-Cap Growth Portfolio (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In December 2011, the Financial Accounting Standards Board issued amended guidance requiring an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2013:

There were no material transfers between Levels 1 and 2 during the period.

Following is a reconciliation of the fund’s Level 3 holdings for the three months ended March 31, 2013. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2013, totaled $42,000 for the three months ended March 31, 2013.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities as determined at the close of fund business each day; any adjustments to collateral balances resulting from changes in security values are settled the next business day. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At March 31, 2013, the value of loaned securities was $149,000; the value of cash collateral and related investments was $154,000.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2013, the cost of investments for federal income tax purposes was $233,087,000. Net unrealized gain aggregated $114,640,000 at period-end, of which $118,182,000 related to appreciated investments and $3,542,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. Rowe Price Health Sciences Portfolio

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/$ Par	Value
COMMON STOCKS 95.2%		
BIOTECHNOLOGY 31.9%		
Major Biotechnology 13.3%		
Achillion Pharmaceuticals (1)	31,200	273
Alkermes (1)	118,570	2,811
Allos Therapeutics (1)(2)	19,200	–
Amgen (3)	27,100	2,778
Biogen Idec (1)	9,000	1,736
Celgene (1)(3)	31,206	3,617
Dendreon (1)	32,700	155
Exact Sciences (1)	8,400	82
Gilead Sciences (1)(3)	225,500	11,034
Lexicon Pharmaceuticals (1)	37,400	82
Medicines Company (1)	89,500	2,991
Neurocrine Biosciences (1)	77,161	937
Seattle Genetics (1)	16,500	586
Sinovac Biotech (1)	9,700	36
Synageva BioPharma (1)	1,600	88
United Therapeutics (1)	5,000	304
Vertex Pharmaceuticals (1)	21,100	1,160
		28,670
Other Biotechnology 18.6%		
3SBio, ADR (1)	35,200	535
ACADIA Pharmaceuticals (1)	12,600	100
Acorda Therapeutics (1)	16,700	535
Alexion Pharmaceuticals (1)(3)	114,380	10,539
Alexza Pharmaceuticals, Warrants, 10/20/16 Acquisition Date: 10/5/09, Acquisition Cost $– (1)(2)(4)	207	–
Alnylam Pharmaceuticals (1)	23,000	560
Biocon (INR)	9,044	45
BioMarin Pharmaceutical (1)	49,200	3,063
China Biologic Products (1)	4,500	125
Clovis Oncology (1)	6,000	172
Cubist Pharmaceuticals (1)	35,800	1,676

Cytokinetics (1)	64,100	73
Cytokinetics, Warrants, 1/2/24 (1)(2)	59,160	23
Exelixis (1)	115,300	533
Grifols (EUR) (1)	2,500	72
Grifols, ADR	9,922	288
Halozyme Therapeutics (1)	6,600	38
Idenix Pharmaceuticals (1)	137,200	488
ImmunoGen (1)	8,200	132
Incyte (1)	184,600	4,321
Infinity Pharmaceuticals (1)	24,425	1,184
Intercept Pharmaceuticals (1)	3,200	120
InterMune (1)	73,300	663
Isis Pharmaceuticals (1)	27,700	469
Medivation (1)	38,700	1,810
Nektar Therapeutics (1)	13,800	152
ONYX Pharmaceuticals (1)	38,600	3,430
Optimer Pharmaceuticals (1)	63,000	750
Orexigen Therapeutics (1)	20,700	129
Prothena (1)	3,538	24
Puma Biotechnology (1)	23,475	784
Regeneron Pharmaceuticals (1)(3)	20,200	3,563
Rigel Pharmaceuticals (1)	45,400	308
Sarepta Therapeutics (1)	14,000	517
Sophiris Bio (CAD) (1)	202,500	52
Stemline Therapeutics (1)	9,200	105
Swedish Orphan Biovitrum (SEK) (1)	58,749	378
TESARO (1)	30,632	673
Theravance (1)	28,100	664
Vical (1)	71,500	285
ViroPharma (1)	27,500	692
		40,070
Total Biotechnology		68,740

LIFE SCIENCES 4.1%

Life Sciences 4.1%

Abcam (GBP)	39,148	266
Agilent Technologies	31,300	1,314
Bruker (1)	33,900	648
Covance (1)	21,700	1,613
Dyadic International (1)	5,700	10
GenMark Diagnostics (1)	51,100	660
Illumina (1)	5,300	286
Meridian Bioscience	10,800	246
Mettler-Toledo International (1)	2,900	618
Monsanto (3)	9,620	1,016
Thermo Fisher Scientific	28,300	2,165
Total Life Sciences		8,842

PHARMACEUTICALS 21.4%

European Major - Pharmaceuticals 0.6%

Bayer (EUR)	9,513	981
Bayer, ADR	200	21
Hikma Pharmaceuticals (GBP)	4,366	68
Stada Arzneimittel (EUR)	8,156	334
		1,404

Major Pharmaceuticals 18.1%

AbbVie	53,500	2,182
Actavis (1)	2,700	249
Aegerion Pharmaceuticals (1)	46,100	1,860
Allergan (3)	5,200	581
Amarin, ADR (1)	77,100	571
Ariad Pharmaceuticals (1)(3)	19,400	351
Basilea Pharmaceutica (CHF) (1)	728	44
Bristol-Myers Squibb	17,200	708
Cadence Pharmaceuticals (1)	105,200	704

Cadence Pharmaceuticals, Warrants, 2/18/14 Acquisition Date: 2/18/09, Acquisition Cost $– (1)(4)	1,100	1
ChemoCentryx (1)	3,500	48
Elan, ADR (1)	148,776	1,756
Eli Lilly (3)	12,300	699
Endocyte (1)	7,600	95
Forest Laboratories (1)	40,800	1,552
GlaxoSmithKline (GBP)	31,689	741
GlaxoSmithKline Pharmaceuticals (INR) (1)	1,546	63
GTX (1)	8,200	34
Ipca Laboratories (INR)	29,008	291
Ironwood Pharmaceuticals (1)	16,100	294
Jazz Pharmaceuticals (1)	20,900	1,169
Lijun International Pharmaceutical (HKD)	174,000	53
Merck	57,086	2,525
Natco Pharma (INR)	5,139	41
Novo Nordisk, B Shares (DKK)	3,841	624
Omthera Pharmaceuticals, Warrants, 2/15/14 Acquisition Date: 2/15/13, Acquisition Cost $1 (1)(2)(4)	20,273	1
Pfizer	49,300	1,423
Pharmacyclics (1)	74,200	5,966
Ranbaxy Laboratories (INR) (1)	14,516	118
Roche Holding - Genusscheine (CHF)	7,685	1,789
Salix Pharmaceuticals (1)	8,700	445
Sawai Pharmaceutical (JPY)	6,700	796
Shanghai Pharmaceuticals Holding, H Shares (HKD)	172,900	379
Shire (GBP)	6,842	208
Shire, ADR	8,800	804
Simcere Pharmaceutical, ADR (1)	14,800	136
Teva Pharmaceutical, ADR (3)	22,623	898
Towa Pharmaceutical (JPY)	9,300	492
UCB (EUR)	18,464	1,179
Valeant Pharmaceuticals International (1)(3)	85,489	6,413
Vectura (GBP) (1)	34,929	48
Warner Chilcott	13,600	184

XenoPort (1)	74,800	535
		39,050
Specialty Pharmaceuticals 2.7%		
AMAG Pharmaceuticals (1)	33,300	794
Anacor Pharmaceuticals (1)	43,000	278
AP Pharma (1)	393,000	246
Auxilium Pharmaceuticals (1)	21,400	370
AVANIR Pharmaceuticals (1)	288,400	790
CFR Pharmaceuticals (CLP)	685,946	177
Depomed (1)	17,000	100
Impax Laboratories (1)	22,300	344
Pacira Pharmaceuticals (1)	55,700	1,608
Sun Pharmaceuticals Industries (INR)	23,206	350
Supernus Pharmaceuticals (1)	75,300	423
Synta Pharmaceuticals (1)	8,300	71
Threshold Pharmaceuticals (1)	22,800	105
Zoetis (1)	4,700	157
		5,813
Total Pharmaceuticals		46,267
PRODUCTS & DEVICES 13.0%		
Implants 10.0%		
Abbott Laboratories	21,100	745
ArthroCare (1)	16,400	570
Baxter International	41,900	3,044
Covidien (3)	47,250	3,205
DENTSPLY International	51,200	2,172
Edwards Lifesciences (1)(3)	19,400	1,594
Endologix (1)	9,100	147
EnteroMedics (1)	62,653	63
EnteroMedics, Warrants, 6/8/16 (1)	8,500	8
EnteroMedics, Warrants, 9/28/16 (1)	2,620	2
HeartWare International (1)	17,050	1,508

Hospira (1)	15,400	506
Intuitive Surgical (1)(3)	3,250	1,596
Nobel Biocare (CHF)	4,017	40
Shandong Weigao Group Medical Polymer, H Shares (HKD)	260,000	236
Sonova (CHF)	1,253	150
Stryker (3)	43,700	2,851
Tornier (1)	15,200	286
Urologix (1)	54,500	30
Volcano (1)	31,600	703
Wright Medical Group (1)	9,264	221
Wright Medical Group, Rights, 1/1/24 (1)	5,900	15
Zimmer Holdings (3)	25,000	1,880
		21,572
Other Products & Devices 3.0%		
Conceptus (1)	54,500	1,316
Cooper Companies (3)	15,700	1,694
Cynosure, Class A (1)	10,000	262
Hill-Rom Holdings	11,500	405
IDEXX Laboratories (1)	20,300	1,875
Insulet (1)	20,800	538
Stericycle (1)	4,200	446
		6,536
Total Products & Devices		28,108
SERVICES 24.8%		
Distribution 10.2%		
AmerisourceBergen	34,100	1,755
Cardinal Health	5,000	208
Catamaran (1)(3)	172,650	9,156
China Medical System (HKD)	1,112,300	1,129
CP ALL (THB)	235,000	367
Express Scripts Holding (1)	35,649	2,055
Henry Schein (1)	27,600	2,554

McKesson (3)	30,100	3,250
MWI Veterinary Supply (1)	6,300	833
Raia Drogasil (BRL)	44,442	474
Sinopharm, H Shares (HKD)	42,000	135
		21,916
Information 1.9%		
athenahealth (1)	16,500	1,601
Cerner (1)	8,000	758
Maximus	9,400	752
Nuance Communications (1)	48,300	975
		4,086
Other Services 3.6%		
Advisory Board (1)	19,900	1,045
Air Methods	21,200	1,023
Diagnosticos da America (BRL)	19,900	114
Fleury (BRL)	21,800	205
HMS Holdings (1)	55,100	1,496
Laboratory Corporation of America (1)	20,700	1,867
MEDNAX (1)	15,700	1,407
Quest Diagnostics	11,200	632
		7,789
Payors 5.1%		
Aetna	49,200	2,515
Centene (1)	32,300	1,423
Cigna	10,300	642
E-Health (1)	10,500	188
Humana	6,300	435
Triple-S Management, Class B (1)	6,600	115
UnitedHealth Group	73,300	4,194
WellCare Health Plans (1)	24,800	1,437
		10,949

SERVICES 0.1%		
Information 0.1%		
Castlight Health, Acquisition Date: 4/26/12 Acquisition Cost $114 (1)(2)(4)	18,966	114
Total Services		114
Total Convertible Preferred Stocks (Cost $223)		223
CONVERTIBLE BONDS 0.1%		
HeartWare International, 3.50%, 12/15/17	24,000	29
Insulet, 3.75%, 6/15/16	20,000	24
Omthera Pharmaceuticals, 8.00%, 2/15/14 Acquisition Date: 2/15/13, Acquisition Cost $80 (2)(4)	81,092	80
Total Convertible Bonds (Cost $124)		133
SHORT-TERM INVESTMENTS 6.6%		
Money Market Funds 6.6%		
T. Rowe Price Reserve Investment Fund, 0.10% (5)(6)	14,208,232	14,208
Total Short-Term Investments (Cost $14,208)		14,208
Total Investments in Securities **102.0% of Net Assets (Cost $155,504)**		**$ 219,912**

‡ Denominated in U.S. dollars unless otherwise noted.

(1) Non-income producing

(2) Level 3 in fair value hierarchy. See Note 2.

(3) All or a portion of this security is pledged to cover written call options at March 31, 2013.

(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $305 and represents 0.1% of net assets.

(5) Seven-day yield

(6) Affiliated Companies
ADR American Depository Receipts
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
DKK Danish Krone
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
SEK Swedish Krona
THB Thai Baht

OPTIONS WRITTEN (0.4)%

Agilent Technologies, Put, 1/18/14 @ $45.00 (1)	5,000	(29)
Alexion Pharmaceuticals, Call, 1/18/14 @ $110.00 (1)	500	(2)
Alexion Pharmaceuticals, Call, 1/18/14 @ $115.00 (1)	500	(1)
Alexion Pharmaceuticals, Put, 5/18/13 @ $100.00 (1)	200	(2)
Alexion Pharmaceuticals, Put, 1/18/14 @ $110.00 (1)	1,000	(22)
Alexion Pharmaceuticals, Put, 1/18/14 @ $115.00 (1)	1,000	(26)
Allergan, Call, 7/20/13 @ $115.00 (1)	800	(3)
AmerisourceBergen, Put, 1/18/14 @ $45.00 (1)	800	(1)
Amgen, Call, 7/20/13 @ $90.00 (1)	1,700	(23)
Amgen, Call, 1/18/14 @ $97.50 (1)	2,500	(25)
Ariad Pharmaceuticals, Call, 5/18/13 @ $23.00 (1)	5,000	(1)
Ariad Pharmaceuticals, Call, 8/17/13 @ $25.00 (1)	2,600	(1)
Bristol-Myers Squibb, Put, 1/18/14 @ $35.00 (1)	6,700	(7)
Catamaran, Call, 4/20/13 @ $60.00 (1)	1,700	—
Catamaran, Put, 4/20/13 @ $52.50 (1)	800	(1)
Celgene, Call, 4/20/13 @ $87.50 (1)	2,500	(71)
Celgene, Call, 4/20/13 @ $90.00 (1)	2,500	(65)
Centene, Put, 1/18/14 @ $40.00 (1)	1,700	(7)
Cerner, Put, 6/22/13 @ $80.00 (1)	1,000	(1)

Cooper Companies, Call, 5/18/13 @ $115.00 (1)	1,000	—
Cooper Companies, Put, 5/18/13 @ $100.00 (1)	600	(1)
Covidien, Call, 7/20/13 @ $65.00 (1)	3,400	(14)
DaVita HealthCare Partners, Call, 4/20/13 @ $120.00 (1)	1,700	(2)
DaVita HealthCare Partners, Call, 7/20/13 @ $120.00 (1)	1,700	(8)
Edwards Lifesciences, Call, 5/18/13 @ $110.00 (1)	800	—
Edwards Lifesciences, Put, 8/17/13 @ $105.00 (1)	700	(16)
Edwards Lifesciences, Put, 1/18/14 @ $100.00 (1)	800	(16)
Eli Lilly, Call, 4/20/13 @ $55.00 (1)	400	(1)
Eli Lilly, Put, 4/20/13 @ $48.00 (1)	6,600	—
Eli Lilly, Put, 1/18/14 @ $55.00 (1)	3,300	(11)
Express Scripts Holding, Put, 1/18/14 @ $55.00 (1)	300	(1)
Forest Laboratories, Put, 1/18/14 @ $40.00 (1)	10,300	(41)
Gilead Sciences, Call, 5/18/13 @ $42.50 (1)	6,600	(45)
Gilead Sciences, Put, 5/18/13 @ $37.50 (1)	3,400	—
Gilead Sciences, Put, 1/18/14 @ $35.00 (1)	1,600	(1)
Gilead Sciences, Put, 1/18/14 @ $42.50 (1)	6,600	(16)
Humana, Put, 1/18/14 @ $80.00 (1)	600	(9)
Intuitive Surgical, Call, 1/18/14 @ $680.00 (1)	700	(5)
McKesson, Call, 8/17/13 @ $110.00 (1)	1,700	(7)
McKesson, Call, 8/17/13 @ $115.00 (1)	800	(2)
Medivation, Put, 1/18/14 @ $55.00 (1)	5,600	(76)
MEDNAX, Put, 5/18/13 @ $85.00 (1)	800	(1)
MEDNAX, Put, 8/17/13 @ $85.00 (1)	800	(2)
Merck, Put, 1/18/14 @ $45.00 (1)	4,200	(16)
Monsanto, Call, 4/20/13 @ $95.00 (1)	800	(9)
Monsanto, Call, 4/20/13 @ $100.00 (1)	3,300	(21)
Nuance Communications, Put, 1/18/14 @ $25.00 (1)	700	(4)
ONYX Pharmaceuticals, Put, 1/18/14 @ $75.00 (1)	1,400	(8)
ONYX Pharmaceuticals, Put, 1/18/14 @ $90.00 (1)	2,000	(25)

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Health Sciences Portfolio
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Equity Series, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Health Sciences Portfolio (the fund) is a diversified, open-end management investment company established by the corporation. Shares of the fund currently are offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies. The fund seeks long-term capital appreciation.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In December 2011, the Financial Accounting Standards Board issued amended guidance requiring an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy.

Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2013:

There were no material transfers between Levels 1 and 2 during the period.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2013. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2013, totaled $13,000 for the period ended March 31, 2013.

NOTE 3 - DERIVATIVE INSTRUMENTS

The fund may invest in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. Investments in derivatives can magnify returns positively or negatively; however, the fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover the settlement obligations under its open derivative contracts.

The fund values its derivatives at fair value, as described below and in Note 2, and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. The fund does not offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral.

Options
The fund may use options to manage exposure to interest rates, security prices, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; and/or to adjust credit exposure. In return for a premium paid, call and put options give the holder the right, but not the obligation, to purchase or sell, respectively, a security and/or currency at a specified exercise price at any time during the period of the option. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange; movements in underlying security values and/or currency values; and for written options, potential losses in excess of the fund’s initial investment. Options are included in net assets at fair value.

NOTE 4 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Counterparty Risk and Collateral
Counterparty risk related to exchange-traded futures and options contracts is minimal because the exchange’s clearinghouse provides protection against counterparty defaults. Generally, for exchange-traded derivatives such as futures and options, each broker, in its sole discretion, may change margin requirements applicable to the fund. Securities posted by the fund to meet margin requirements are so noted in the accompanying Portfolio of Investments and remain in the fund’s assets. As of March 31, 2013, no margin had been posted by the fund to the broker for exchange-traded derivatives.

NOTE 5 - FEDERAL INCOME TAXES

At March 31, 2013, the cost of investments for federal income tax purposes was $155,504,000. Net unrealized gain aggregated $64,399,000 at period-end, of which $67,783,000 related to appreciated investments and $3,384,000 related to depreciated investments.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. Rowe Price Equity Index 500 Portfolio

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	Value
COMMON STOCKS 98.4%		
CONSUMER DISCRETIONARY 11.5%		
Auto Components 0.3%		
Borg-Warner (1)	90	7
Delphi Automotive	240	11
Goodyear Tire & Rubber (1)	200	3
Johnson Controls	550	19
		40
Automobiles 0.5%		
Ford Motor	3,180	42
Harley-Davidson	180	9
		51
Distributors 0.1%		
Genuine Parts	130	10
		10
Diversified Consumer Services 0.1%		
Apollo Group, Class A (1)	80	1
H&R Block	220	7
		8
Hotels, Restaurants & Leisure 1.8%		
Carnival	360	12
Chipotle Mexican Grill (1)	25	8
Darden Restaurants	105	5
International Game Technology	210	4
Marriott, Class A	200	8
McDonald's	810	81
Starbucks	610	35
Starwood Hotels & Resorts Worldwide	160	10
Wyndham Worldwide	108	7
Wynn Resorts	60	8

Yum! Brands	360	26
		204
Household Durables 0.3%		
D. R. Horton	220	5
Garmin (2)	90	3
Harman International	60	3
Leggett & Platt	110	4
Lennar, Class A (2)	130	5
Newell Rubbermaid	230	6
Pulte Group (1)	278	6
Whirlpool	66	8
		40
Internet & Catalog Retail 1.1%		
Amazon.com (1)	295	79
Expedia	75	5
Netflix (1)	50	9
priceline.com (1)	40	28
TripAdvisor (1)	85	4
		125
Leisure Equipment & Products 0.1%		
Hasbro (2)	90	4
Mattel	280	12
		16
Media 3.5%		
Cablevision, Class A	170	3
CBS, Class B	475	22
Comcast, Class A	2,134	90
DIRECTV (1)	460	26
Discovery Communications, Class A (1)	200	16
Gannett	190	4
Interpublic Group	354	5
News Corporation, Class A	1,620	49

Omnicom	210	12
Scripps Networks Interactive	70	4
Time Warner	761	44
Time Warner Cable, Class A	236	23
Viacom, Class B	365	22
Walt Disney	1,460	83
Washington Post, Class B (2)	4	2
		405
Multiline Retail 0.8%		
Dollar General (1)	230	12
Dollar Tree (1)	180	9
Family Dollar Stores	80	5
J.C. Penney (2)	120	2
Kohl's	170	8
Macy's	322	13
Nordstrom	120	6
Target	530	36
		91
Specialty Retail 2.2%		
Abercrombie & Fitch	60	3
Autonation (1)	30	1
AutoZone (1)	30	12
Bed Bath & Beyond (1)	180	12
Best Buy	220	5
CarMax (1)	190	8
GameStop (2)	100	3
Gap	240	8
Home Depot	1,210	84
L Brands	190	8
Lowe's	900	34
O'Reilly Automotive (1)	90	9
PetSmart	90	6
Ross Stores	180	11

Staples	565	8
Tiffany (2)	100	7
TJX	590	28
Urban Outfitters (1)	90	3
		250
Textiles, Apparel & Luxury Goods 0.7%		
Coach	230	11
Fossil (1)	40	4
Nike, Class B	590	35
PVH	65	7
Ralph Lauren	50	8
V. F.	70	12
		77
Total Consumer Discretionary		1,317
CONSUMER STAPLES 10.8%		
Beverages 2.4%		
Beam	130	8
Brown-Forman, Class B	122	9
Coca-Cola	3,110	126
Coca-Cola Enterprises	220	8
Constellation Brands, Class A (1)	120	6
Dr Pepper Snapple	170	8
Molson Coors Brewing, Class B	130	6
Monster Beverage (1)	120	6
PepsiCo	1,251	99
		276
Food & Staples Retailing 2.4%		
Costco Wholesale	355	37
CVS Caremark	995	55
Kroger	420	14
Safeway	190	5

Sysco	480	17
Wal-Mart	1,350	101
Walgreen	690	33
Whole Foods Market	140	12
		274
Food Products 1.8%		
Archer-Daniels-Midland	533	18
Campbell Soup (2)	150	7
ConAgra	330	12
Dean Foods (1)	150	3
General Mills	520	26
H.J. Heinz	260	19
Hershey Foods	120	10
Hormel Foods	110	4
J.M. Smucker	80	8
Kellogg	200	13
Kraft Foods	476	24
McCormick	110	8
Mead Johnson Nutrition, Class A	160	12
Mondelez International	1,440	44
Tyson Foods, Class A	230	6
		214
Household Products 2.2%		
Clorox	100	9
Colgate-Palmolive	360	43
Kimberly-Clark	310	30
Procter & Gamble	2,206	170
		252
Personal Products 0.2%		
Avon	350	7
Estee Lauder, Class A	190	12
		19

Tobacco 1.8%		
Altria Group	1,620	56
Lorillard	310	12
Philip Morris International	1,330	123
Reynolds American	260	12
		203
Total Consumer Staples		1,238
ENERGY 10.7%		
Energy Equipment & Services 1.8%		
Baker Hughes	352	16
Cameron International (1)	200	13
Diamond Offshore Drilling	50	4
Ensco, Class A	190	11
FMC Technologies (1)	190	10
Halliburton	750	30
Helmerich & Payne	90	6
Nabors Industries	240	4
National Oilwell Varco	340	24
Noble	210	8
Rowan (1)	100	4
Schlumberger	1,075	81
		211
Oil, Gas & Consumable Fuels 8.9%		
Anadarko Petroleum	400	35
Apache	318	25
Cabot Oil & Gas	170	11
Chesapeake Energy (2)	410	8
Chevron	1,570	187
ConocoPhillips	990	60
CONSOL Energy	180	6
Denbury Resources (1)	310	6
Devon Energy	310	17

EOG Resources	220	28
EQT	120	8
ExxonMobil	3,618	326
Hess	240	17
Kinder Morgan	510	20
Marathon Oil	578	19
Marathon Petroleum	264	24
Murphy Oil	150	10
Newfield Exploration (1)	110	2
Noble Energy	150	17
Occidental Petroleum	650	51
Peabody Energy	220	5
Phillips 66	505	35
Pioneer Natural Resources	110	14
QEP Resources	140	4
Range Resources	130	11
Southwestern Energy (1)	280	10
Spectra Energy	540	17
Tesoro Petroleum	110	6
Valero Energy	450	20
Williams Companies	550	21
WPX Energy (1)	160	3
		1,023
Total Energy		1,234

FINANCIALS 15.7%

Capital Markets 2.0%

Ameriprise Financial	160	12
Bank of New York Mellon	943	26
BlackRock	100	26
Charles Schwab	890	16
E*TRADE Financial (1)	209	2
Franklin Resources	200	30
Goldman Sachs	350	51

Invesco	430	12
Legg Mason (2)	90	3
Morgan Stanley	1,120	25
Northern Trust	180	10
State Street	370	22
		235
Commercial Banks 2.7%		
BB&T	560	18
Comerica	150	5
Fifth Third Bancorp	707	12
First Horizon National	203	2
Huntington Bancshares	680	5
KeyCorp	760	8
M&T Bank	100	10
PNC Financial Services Group	428	28
Regions Financial	1,140	9
SunTrust	440	13
U.S. Bancorp	1,507	51
Wells Fargo	3,970	147
Zions Bancorporation	150	4
		312
Consumer Finance 0.9%		
American Express	780	52
Capital One Financial	470	26
Discover Financial	400	18
SLM Corporation	380	8
		104
Diversified Financial Services 3.7%		
Bank of America	8,760	107
Citigroup	2,466	109
CME Group	250	15
IntercontinentalExchange (1)	60	10
JPMorgan Chase	3,103	147

Leucadia National	240	7
McGraw-Hill	230	12
Moody's	160	8
NASDAQ OMX Group	90	3
NYSE Euronext	200	8
		426
Insurance 4.1%		
ACE	270	24
Aflac	380	20
Allstate	390	19
American International Group (1)	1,190	46
Aon	250	15
Assurant	60	3
Berkshire Hathaway, Class B (1)	1,470	153
Chubb	210	18
Cincinnati Financial	117	6
Genworth Financial, Class A (1)	400	4
Hartford Financial Services	350	9
Lincoln National	228	7
Loews	250	11
Marsh & McLennan	440	17
MetLife	880	34
Principal Financial Group	220	8
Progressive	450	11
Prudential Financial	380	22
The Travelers Companies	308	26
Torchmark	80	5
Unum Group	220	6
XL Group	240	7
		471
Real Estate Investment Trusts (REITs) 2.1%		
AIMCO, REIT	123	4
American Tower, REIT	320	25

AvalonBay Communities, REIT	91	12
Boston Properties, REIT	120	12
Equity Residential, REIT	260	14
HCP, REIT	370	18
Health Care REIT	210	14
Host Hotels & Resorts, REIT	590	10
Kimco Realty, REIT	330	7
Plum Creek Timber, REIT	130	7
Prologis, REIT	372	15
Public Storage, REIT	110	17
Simon Property Group, REIT	257	41
Ventas, REIT	230	17
Vornado Realty Trust, REIT	132	11
Weyerhaeuser, REIT	436	14
		238
Real Estate Management & Development 0.1%		
CBRE Group (1)	240	6
		6
Thrifts & Mortgage Finance 0.1%		
Hudson City Bancorp	380	3
Peoples United Financial	280	4
		7
Total Financials		1,799
HEALTH CARE 12.3%		
Biotechnology 1.8%		
Alexion Pharmaceuticals (1)	155	14
Amgen	603	62
Biogen Idec (1)	193	37
Celgene (1)	340	40
Gilead Sciences (1)	1,230	60
		213

Health Care Equipment & Supplies 2.1%		
Abbott Laboratories	1,270	45
Baxter International	440	32
Becton, Dickinson & Company	150	14
Boston Scientific (1)	1,112	9
C. R. Bard	60	6
CareFusion (1)	180	6
Covidien	380	26
DENTSPLY International	120	5
Edwards Lifesciences (1)	90	7
Intuitive Surgical (1)	30	15
Medtronic	820	39
St. Jude Medical	230	9
Stryker	230	15
Varian Medical Systems (1)	90	7
Zimmer Holdings	133	10
		245
Health Care Providers & Services 1.9%		
Aetna	270	14
AmerisourceBergen	190	10
Cardinal Health	280	12
Cigna	230	14
Coventry Health Care	110	5
DaVita HealthCare Partners (1)	70	8
Express Scripts Holding (1)	666	38
Humana	130	9
Laboratory Corporation of America (1)	70	6
McKesson	190	21
Patterson Companies	70	3
Quest Diagnostics	130	7
Tenet Healthcare (1)	86	4
UnitedHealth Group	830	48

WellPoint	250	17
		216
Health Care Technology 0.1%		
Cerner (1)	120	11
		11
Life Sciences Tools & Services 0.5%		
Agilent Technologies	280	12
Life Technologies (1)	137	9
PerkinElmer	90	3
Thermo Fisher Scientific	290	22
Waters (1)	70	6
		52
Pharmaceuticals 5.9%		
AbbVie	1,280	52
Actavis (1)	100	9
Allergan	250	28
Bristol-Myers Squibb	1,320	55
Eli Lilly	810	46
Forest Laboratories (1)	190	7
Hospira (1)	129	4
Johnson & Johnson	2,258	184
Merck	2,445	108
Mylan (1)	330	10
Perrigo	70	8
Pfizer	5,818	168
		679
Total Health Care		1,416
INDUSTRIALS & BUSINESS SERVICES 9.9%		
Aerospace & Defense 2.4%		
Boeing	550	47
General Dynamics	270	19

Harris	90	4
Honeywell International	630	47
L-3 Communication	70	6
Lockheed Martin	210	20
Northrop Grumman	194	14
Precision Castparts	120	23
Raytheon	260	15
Rockwell Collins	110	7
SAIC	230	3
Textron	220	7
United Technologies	680	64
		276
Air Freight & Logistics 0.7%		
C.H. Robinson Worldwide	130	8
Expeditors International of Washington	170	6
FedEx	240	23
UPS, Class B	580	50
		87
Airlines 0.1%		
Southwest Airlines	590	8
		8
Building Products 0.1%		
Masco	290	6
		6
Commercial Services & Supplies 0.5%		
ADT	185	9
Avery Dennison	80	4
Cintas	90	4
Pitney Bowes (2)	160	2
Republic Services	242	8
Stericycle (1)	70	7
Tyco International	380	12

Waste Management	350	14
		60
Construction & Engineering 0.2%		
Fluor	130	8
Jacobs Engineering Group (1)	100	6
Quanta Services (1)	170	5
		19
Electrical Equipment 0.7%		
Eaton	380	23
Emerson Electric	590	33
Rockwell Automation	110	10
Roper Industries	80	10
		76
Industrial Conglomerates 2.4%		
3M	510	54
Danaher	475	30
GE	8,410	194
		278
Machinery 1.7%		
Caterpillar	530	46
Cummins	140	16
Deere	320	27
Dover	140	10
Flowserve	40	7
Illinois Tool Works	340	21
Ingersoll-Rand	230	13
Joy Global	85	5
PACCAR	280	14
Pall	90	6
Parker Hannifin	125	11
Pentair	163	9
Snap-On	50	4

Stanley Black & Decker	130	11
		200
Professional Services 0.1%		
Dun & Bradstreet (2)	30	2
Equifax	100	6
Robert Half International	110	4
		12
Road & Rail 0.8%		
CSX	830	21
Norfolk Southern	250	19
Ryder System	40	2
Union Pacific	380	54
		96
Trading Companies & Distributors 0.2%		
Fastenal	220	12
W. W. Grainger	50	11
		23
Total Industrials & Business Services		1,141
INFORMATION TECHNOLOGY 17.7%		
Communications Equipment 1.9%		
Cisco Systems	4,310	90
F5 Networks (1)	60	5
JDS Uniphase (1)	192	3
Juniper Networks (1)	420	8
Motorola Solutions	221	14
Qualcomm	1,390	93
		213
Computers & Peripherals 4.1%		
Apple	760	336
Dell	1,190	17

EMC (1)	1,710	41
Hewlett-Packard	1,577	38
NetApp (1)	290	10
SanDisk (1)	200	11
Seagate Technology	260	9
Western Digital	180	9
		471
Electronic Equipment, Instruments & Components 0.4%		
Amphenol, Class A	130	10
Corning	1,200	16
First Solar (1)(2)	50	1
FLIR Systems	120	3
Jabil Circuit	150	3
Molex	110	3
TE Connectivity	340	14
		50
Internet Software & Services 2.2%		
Akamai Technologies (1)	140	5
eBay (1)	950	51
Google, Class A (1)	215	171
VeriSign (1)	120	6
Yahoo! (1)	790	19
		252
IT Services 3.8%		
Accenture, Class A	520	40
Automatic Data Processing	390	25
Cognizant Technology Solutions (1)	250	19
Computer Sciences	120	6
Fidelity National Information	240	10
Fiserv (1)	110	10
IBM	845	180
Iron Mountain	131	5
MasterCard, Class A	85	46

Paychex	260	9
Teradata (1)	130	8
Total System Services	133	3
Visa, Class A	420	71
Western Union	465	7
		439
Office Electronics 0.1%		
Xerox	1,025	9
		9
Semiconductor & Semiconductor Equipment 1.9%		
Advanced Micro Devices (1)(2)	530	1
Altera	260	9
Analog Devices	240	11
Applied Materials	970	13
Broadcom, Class A	420	15
Intel	4,000	87
KLA-Tencor	130	7
Lam Research (1)	136	6
Linear Technology	190	7
LSI (1)	450	3
Microchip Technology (2)	160	6
Micron Technology (1)	830	8
NVIDIA	510	7
Teradyne (1)(2)	150	2
Texas Instruments	890	32
Xilinx	210	8
		222
Software 3.3%		
Adobe Systems (1)	400	17
Autodesk (1)	180	7
BMC Software (1)	110	5
CA	270	7
Citrix Systems (1)	150	11

Electronic Arts (1)	250	4
Intuit	220	14
Microsoft	6,100	175
Oracle	2,990	97
Red Hat (1)	160	8
Salesforce.com (1)	105	19
Symantec (1)	563	14
		378
Total Information Technology		2,034

MATERIALS 3.4%

Chemicals 2.4%

Air Products & Chemicals	170	15
Airgas	60	6
CF Industries	50	10
Dow Chemical	978	31
DuPont	750	37
Eastman Chemical	120	8
Ecolab	210	17
FMC	110	6
International Flavors & Fragrances	70	5
Lyondellbasell Industries, Class A	310	20
Monsanto	430	45
Mosaic	220	13
PPG Industries	120	16
Praxair	240	27
Sherwin-Williams	70	12
Sigma Aldrich	100	8
		276

Construction Materials 0.1%

Vulcan Materials	100	5
		5

Containers & Packaging 0.2%		
Ball	120	6
Bemis	80	3
MeadWestvaco	138	5
Owens-Illinois (1)	130	3
Sealed Air	160	4
		21
Metals & Mining 0.6%		
Alcoa	860	7
Allegheny Technologies	90	3
Cliffs Natural Resources (2)	120	2
Freeport-McMoRan Copper & Gold	774	26
Newmont Mining	400	17
Nucor	260	12
U.S. Steel (2)	120	2
		69
Paper & Forest Products 0.1%		
International Paper	350	17
		17
Total Materials		388
TELECOMMUNICATION SERVICES 2.9%		
Diversified Telecommunication Services 2.6%		
AT&T	4,450	163
CenturyLink	503	18
Frontier Communications (2)	814	3
Verizon Communications	2,310	113
Windstream (2)	483	4
		301
Wireless Telecommunication Services 0.3%		
Crown Castle International (1)	240	17

MetroPCS Communications (1)	250	3
Sprint Nextel (1)	2,443	15
		35
Total Telecommunication Services		336
UTILITIES 3.5%		
Electric Utilities 2.0%		
American Electric Power	390	19
Duke Energy	571	41
Edison International	260	13
Entergy	150	10
Exelon	680	23
FirstEnergy	343	15
NextEra Energy	340	26
Northeast Utilities	250	11
Pepco	190	4
Pinnacle West Capital	90	5
PPL	470	15
Southern Company	700	33
XCEL Energy	390	12
		227
Gas Utilities 0.1%		
AGL Resources	95	4
ONEOK	170	8
		12
Independent Power Producers & Energy Traders 0.1%		
AES	500	6
NRG Energy	260	7
		13
Multi-Utilities 1.3%		
Ameren	200	7
CenterPoint Energy	350	8

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Equity Index 500 Portfolio
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Equity Series, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Equity Index 500 Portfolio (the fund) is a diversified, open-end management investment company established by the corporation. Shares of the fund currently are offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies. The fund seeks to match the performance of the Standard & Poor's 500 Stock Index®.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Guidance
In December 2011, the Financial Accounting Standards Board issued amended guidance requiring an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market. Debt securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2013:

There were no material transfers between Levels 1 and 2 during the period.

NOTE 3 - DERIVATIVE INSTRUMENTS

The fund may invest in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. Investments in derivatives can magnify returns positively or negatively; however, the fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover the settlement obligations under its open derivative contracts.

The fund values its derivatives at fair value, as described below and in Note 2, and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. The fund does not offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral.

Futures Contracts
The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, and/or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Upon entering into a futures contract, the fund is required to deposit collateral with the broker in the form of cash or securities in an amount equal to a certain percentage of the contract value (margin requirement); the margin requirement must then be maintained at the established level over the life of the contract. Subsequent payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contracts are closed. The value of a futures contract included in net assets is the amount of unsettled variation margin, if any. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, interest rates, and/or currency values; and potential losses in excess of the fund’s initial investment.

NOTE 4 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities as determined at the close of fund business each day; any adjustments to collateral balances resulting from changes in security values are settled the next business day. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At March 31, 2013, the value of loaned securities was $50,000; the value of cash collateral and related investments was $51,000.

Counterparty Risk and Collateral
Counterparty risk related to exchange-traded futures and options contracts is minimal because the exchange’s clearinghouse provides protection against counterparty defaults. Generally, for exchange-traded derivatives such as futures and options, each broker, in its sole discretion, may change margin requirements applicable to the fund. Securities posted by the fund to meet margin requirements are so noted in the accompanying Portfolio of Investments and remain in the fund’s assets. As of March 31 2013, securities valued at $8,000 had been posted by the fund to the broker for exchange-traded derivatives.

NOTE 5 - FEDERAL INCOME TAXES

At March 31, 2013, the cost of investments for federal income tax purposes was $7,162,000. Net unrealized gain aggregated $4,369,000 at period-end, of which $4,567,000 related to appreciated investments and $198,000 related to depreciated investments.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. Rowe Price Blue Chip Growth Portfolio

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	Value
COMMON STOCKS 99.3%		
CONSUMER DISCRETIONARY 23.0%		
Automobiles 0.6%		
Harley-Davidson	41,100	2,191
		2,191
Hotels, Restaurants & Leisure 6.3%		
Carnival	72,300	2,480
Chipotle Mexican Grill (1)	7,300	2,379
Las Vegas Sands	83,000	4,677
Marriott, Class A	38,371	1,620
McDonald's	400	40
Starbucks	112,200	6,391
Starwood Hotels & Resorts Worldwide	61,800	3,938
Tim Hortons	2,000	109
Yum! Brands	8,000	576
		22,210
Household Durables 0.0%		
Lennar, Class A (2)	1,500	62
		62
Internet & Catalog Retail 7.2%		
Amazon.com (1)	57,300	15,270
Expedia	7,200	432
Liberty Interactive (1)	18,200	389
priceline.com (1)	13,600	9,356
		25,447
Media 2.2%		
Discovery Communications, Class C (1)	61,612	4,284
Omnicom	14,400	848
Time Warner	4,300	248
Walt Disney	40,900	2,323
		7,703

Multiline Retail 0.3%		
Dollar Tree (1)	18,000	872
		872
Specialty Retail 2.7%		
Home Depot	43,900	3,063
L Brands	41,900	1,871
Lowe's	19,500	740
O'Reilly Automotive (1)	26,800	2,748
Ross Stores	17,700	1,073
Tiffany (2)	2,000	139
		9,634
Textiles, Apparel & Luxury Goods 3.7%		
Fossil (1)	31,500	3,043
Lululemon Athletica (1)	10,800	674
Michael Kors Holdings (1)	23,000	1,306
Nike, Class B	35,100	2,071
PVH	25,900	2,766
Ralph Lauren	19,800	3,352
		13,212
Total Consumer Discretionary		81,331
CONSUMER STAPLES 2.7%		
Beverages 0.3%		
Anheuser-Busch InBev, ADR	2,800	278
Coca-Cola	4,200	170
Monster Beverage (1)	10,200	487
		935
Food & Staples Retailing 1.6%		
Costco Wholesale	9,200	976
CVS Caremark	31,900	1,754
Kroger	11,000	365

Range Resources	27,500	2,229
		12,118
Total Energy		18,704
FINANCIALS 10.3%		
Capital Markets 5.2%		
Ameriprise Financial	10,196	751
Franklin Resources	43,600	6,575
Goldman Sachs	7,800	1,148
Invesco	133,800	3,875
Morgan Stanley	52,300	1,149
Northern Trust	24,600	1,342
State Street	41,800	2,470
TD Ameritrade Holding	49,800	1,027
		18,337
Commercial Banks 0.4%		
U.S. Bancorp	42,900	1,456
		1,456
Consumer Finance 1.1%		
American Express	59,880	4,040
		4,040
Diversified Financial Services 1.2%		
Citigroup	27,700	1,225
IntercontinentalExchange (1)	10,100	1,647
JPMorgan Chase	29,600	1,405
		4,277
Insurance 0.2%		
Marsh & McLennan	19,100	725
		725

Real Estate Investment Trusts (REITs) 2.2%		
American Tower, REIT	99,100	7,623
		7,623
Total Financials		36,458
HEALTH CARE 13.7%		
Biotechnology 7.0%		
Alexion Pharmaceuticals (1)	30,100	2,773
Amgen	1,100	113
Biogen Idec (1)	32,300	6,231
Celgene (1)	49,100	5,691
Gilead Sciences (1)	166,800	8,161
ONYX Pharmaceuticals (1)	400	36
Regeneron Pharmaceuticals (1)	10,100	1,782
		24,787
Health Care Equipment & Supplies 1.4%		
Baxter International	17,800	1,293
Becton, Dickinson & Company	1,500	144
Covidien	20,700	1,404
Edwards Lifesciences (1)	12,000	986
Stryker	18,100	1,181
		5,008
Health Care Providers & Services 2.9%		
Express Scripts Holding (1)	43,600	2,514
Henry Schein (1)	1,900	176
McKesson	55,400	5,981
UnitedHealth Group	24,200	1,384
		10,055
Health Care Technology 0.2%		
Cerner (1)	6,400	606
		606

Life Sciences Tools & Services 0.9%		
Thermo Fisher Scientific	41,800	3,197
		3,197
Pharmaceuticals 1.3%		
Allergan	30,100	3,360
Perrigo	3,000	356
Valeant Pharmaceuticals International (1)	11,400	856
Zoetis (1)	2,400	80
		4,652
Total Health Care		48,305
INDUSTRIALS & BUSINESS SERVICES 14.4%		
Aerospace & Defense 4.0%		
Boeing	36,800	3,159
Honeywell International	40,000	3,014
Precision Castparts	31,900	6,049
United Technologies	19,500	1,822
		14,044
Air Freight & Logistics 1.1%		
FedEx	38,800	3,810
		3,810
Airlines 0.6%		
United Continental (1)	60,300	1,930
		1,930
Commercial Services & Supplies 0.4%		
IHS (1)	14,100	1,477
		1,477
Electrical Equipment 0.6%		
Eaton	500	31

Roper Industries	17,000	2,164
		2,195
Industrial Conglomerates 3.4%		
3M	12,500	1,329
Danaher	174,500	10,845
		12,174
Machinery 0.0%		
Flowserve	600	101
		101
Professional Services 0.0%		
Verisk Analytics, Class A (1)	2,500	154
		154
Road & Rail 3.0%		
J.B. Hunt Transport Services	7,600	566
Kansas City Southern Industries	27,300	3,028
Union Pacific	48,300	6,878
		10,472
Trading Companies & Distributors 1.3%		
Fastenal	69,000	3,543
W. W. Grainger	4,800	1,080
		4,623
Total Industrials & Business Services		50,980
INFORMATION TECHNOLOGY 25.3%		
Communications Equipment 2.4%		
F5 Networks (1)	100	9
Juniper Networks (1)	48,000	890
Qualcomm	116,600	7,806
		8,705

Computers & Peripherals 2.6%		
Apple	16,400	7,259
EMC (1)	75,500	1,804
		9,063
Electronic Equipment, Instruments & Components 0.1%		
Amphenol, Class A	4,200	314
		314
Internet Software & Services 10.0%		
Akamai Technologies (1)	5,000	176
Baidu, ADR (1)	22,300	1,956
eBay (1)	130,300	7,065
Facebook (1)	105,315	2,694
Google, Class A (1)	23,200	18,422
LinkedIn (1)	13,500	2,377
Tencent Holdings (HKD)	81,100	2,578
		35,268
IT Services 6.4%		
Accenture, Class A	20,400	1,550
Alliance Data Systems (1)	9,600	1,554
Cognizant Technology Solutions (1)	20,900	1,601
Fiserv (1)	17,700	1,555
MasterCard, Class A	19,900	10,768
Visa, Class A	32,700	5,554
		22,582
Semiconductor & Semiconductor Equipment 1.3%		
Broadcom, Class A	107,700	3,734
Xilinx	27,040	1,032
		4,766
Software 2.5%		
Autodesk (1)	32,500	1,340
Citrix Systems (1)	4,900	354

Intuit	13,000	853
Red Hat (1)	40,900	2,068
Salesforce.com (1)	22,900	4,095
		8,710
Total Information Technology		89,408
MATERIALS 4.6%		
Chemicals 4.6%		
Ecolab	36,700	2,943
Monsanto	30,400	3,211
Praxair	46,900	5,231
Sherwin-Williams	28,400	4,796
Total Materials		16,181
Total Common Stocks (Cost $250,406)		351,034
SHORT-TERM INVESTMENTS 0.8%		
Money Market Funds 0.8%		
T. Rowe Price Reserve Investment Fund, 0.10% (3)(4)	2,811,729	2,812
Total Short-Term Investments (Cost $2,812)		2,812
SECURITIES LENDING COLLATERAL 0.0%		
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 0.0%		
Short-Term Funds 0.0%		
T. Rowe Price Short-Term Reserve Fund, 0.11% (3)(4)	10,206	102
Total Investments through Securities Lending Program with State Street Bank and Trust Company		102
Total Securities Lending Collateral (Cost $102)		102

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Blue Chip Growth Portfolio
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Equity Series, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Blue Chip Growth Portfolio (the fund) is a diversified, open-end management investment company established by the corporation. Shares of the fund currently are offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies. The fund seeks to provide long-term capital growth. Income is a secondary objective.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In December 2011, the Financial Accounting Standards Board issued amended guidance requiring an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2013:

There were no material transfers between Levels 1 and 2 during the period.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities as determined at the close of fund business each day; any adjustments to collateral balances resulting from changes in security values are settled the next business day. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At March 31, 2013, the value of loaned securities was $101,000; the value of cash collateral and related investments was $102,000.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2013, the cost of investments for federal income tax purposes was $253,320,000. Net unrealized gain aggregated $100,628,000 at period-end, of which $101,437,000 related to appreciated investments and $809,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Series, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 20, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 20, 2013

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date May 20, 2013